     As filed with the Securities and Exchange Commission on April 25, 2007

                         File Nos. 33-31894 and 811-5954

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 65                                              [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 66                                                             [X]


                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Timothy W. Levin, Esq.       John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box):

        /   /   Immediately upon filing pursuant to paragraph (b)

        / X /   On April 30, 2007 pursuant to paragraph (b)

        /   /   60 days after filing pursuant to paragraph (a)(1)
        /   /   On (date) pursuant to paragraph (a)(1)
        /   /   75 days after filing pursuant to paragraph (a)(2)
        /   /   On (date) pursuant to paragraph (a)(2) of Rule 485
                if appropriate, check the following box:
        /   /   This post-effective amendment designates a new effective
                date for a previously filed post-effective amendment.

   SCHWAB MUNICIPAL MONEY FUND TM
   SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007


   - Institutional Shares and Select Shares

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUND TM
SCHWAB VALUE ADVANTAGE MONEY FUND(R)

- Institutional Shares and Select Shares



       ABOUT THE FUNDS

          Schwab Municipal Money Fund..............................    2

          Schwab Value Advantage Money Fund........................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Placing orders...........................................   12

          Buying shares............................................   13

          Selling/exchanging shares................................   14

          Transaction policies.....................................   15

          Dividends and taxes......................................   16

SCHWAB MUNICIPAL MONEY FUND TM


Ticker symbols:  Select Shares(R): SWLXX  Institutional Shares: SWOXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

2  Schwab Municipal Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                               Schwab Municipal Money Fund TM  3

PERFORMANCE

Below is a bar chart that shows the fund's Select Shares class performance (which varies from year to year). The table shows the performance of the fund's Select Shares and Institutional Shares and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund's share classes, two of which are offered in this prospectus, have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31


SELECT SHARES





[BAR CHART]


       0.92    2.10    3.13

       04      05      06

BEST QUARTER: 0.94% Q4 2005
WORST QUARTER: 0.17% Q1 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                                           Since
                                                               1 year   inception 1
-----------------------------------------------------------------------------------
SELECT SHARES                                                   3.13       1.82

INSTITUTIONAL SHARES                                            3.25       1.93



1 Inception: 6/2/03.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


                                                      SELECT   INSTITUTIONAL
 SHAREHOLDER FEES                                    SHARES(R)  SHARES
 --------------------------------------------------------------------------------
                                                       NONE      NONE

 ANNUAL OPERATING EXPENSES (% of average net assets)
 --------------------------------------------------------------------------------
 Management fees*                                      0.32      0.32
 Distribution (12b-1) fees                             None      None
 Other expenses                                        0.24      0.24
                                                     ------------------
 Total annual operating expenses                       0.56      0.56
 Less expense reduction                               (0.21)    (0.32)
                                                     ------------------
 NET OPERATING EXPENSES**                              0.35      0.24
                                                     ------------------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Select Shares and Institutional Shares to 0.35% and 0.24%, respectively, through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
SELECT SHARES(R)           $36            $158           $292           $681
INSTITUTIONAL SHARES       $25            $147           $281           $671


   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.


4  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Select Shares(R) and Institutional Shares for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            1/1/06-    1/1/05-    1/1/04-    6/2/03 1-
SELECT SHARES                               12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.03       0.02      0.01       (0.00) 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.03)     (0.02)    (0.01)      (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               3.13       2.10      0.92        0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.35       0.35      0.35        0.35 4
  Gross operating expenses                     0.58       0.59      0.58        0.58 4
  Net investment income                        3.10       2.11      0.93        0.68 4
Net assets, end of period ($ X 1,000,000)     1,244        966       727         474

                                            1/1/06-    1/1/05-    1/1/04-    6/2/03 1-
INSTITUTIONAL SHARES                        12/31/06   12/31/05   12/31/04   12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.03       0.02      0.01       (0.00) 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.03)     (0.02)    (0.01)      (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00      1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               3.25       2.21      1.03        0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.24       0.24      0.24        0.24 4
  Gross operating expenses                     0.58       0.59      0.58        0.58 4
  Net investment income                        3.21       2.20      1.08        0.80 4
Net assets, end of period ($ X 1,000,000)     2,494      1,783     1,459         718

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

                                               Schwab Municipal Money Fund TM  5

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
TICKER SYMBOLS:  INSTITUTIONAL SHARES: SWAXX  SELECT SHARES(R): SWBXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Value Advantage Money Fund(R)

                        This fund is designed for investors with higher cash balances interested in competitive money market returns.


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                         Schwab Value Advantage Money Fund(R)  7

PERFORMANCE


Below is a bar chart that shows the fund's Institutional Shares class performance (which varies from year to year). The table shows the performance of the fund's Institutional Shares and Select Shares and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


The fund's share classes, two of which are offered in this prospectus, have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31


INSTITUTIONAL SHARES



[BAR CHART]

       1.01    1.20    3.08    4.94

        03      04      05      06

BEST QUARTER: 1.30% Q4 2006
WORST QUARTER: 0.22% Q2 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                                          Since
                                                               1 year   inception
---------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                            4.94      2.44 1
SELECT SHARES                                                   4.82      2.48 2


1 Inception: 7/1/02.


2 Inception: 2/28/03.


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)


                                                 INSTITUTIONAL   SELECT
SHAREHOLDER FEES                                     SHARES      SHARES
--------------------------------------------------------------------------------
                                                      None       None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                      0.29       0.29
Distribution (12b-1) fees                             None       None
Other expenses                                        0.05       0.16
                                                    ------------------
Total annual operating expenses                       0.34       0.45
Less expense reduction                               (0.10)     (0.10)
                                                    ------------------
NET OPERATING EXPENSES**                              0.24       0.35
                                                    ------------------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares to 0.24% and 0.35%, respectively, through 4/29/08.


EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES       $25            $ 99           $181           $421
SELECT SHARES(R)           $36            $134           $242           $557


   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.


8  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Select Shares(R) and Institutional Shares for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                            1/1/06-    1/1/05-    1/1/04-    2/28/03 1-
SELECT SHARES                               12/31/06   12/31/05   12/31/04    12/31/03
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.05       0.03       0.01        0.01
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.05)     (0.03)     (0.01)      (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               4.82       2.96       1.09        0.72 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of average net assets:
  Net operating expenses                       0.35       0.35       0.35        0.35 3
  Gross operating expenses                     0.53       0.56       0.56        0.55 3
  Net investment income                        4.79       3.03       1.10        0.83 3
Net assets, end of period ($ X 1,000,000)     5,158      2,325      1,209       1,013

                                            1/1/06-    1/1/05-    1/1/04-    1/1/03-    7/1/02 1-
INSTITUTIONAL SHARES                        12/31/06   12/31/05   12/31/04   12/31/03    12/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.05       0.03       0.01       0.01        0.01
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.05)     (0.03)     (0.01)     (0.01)      (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               4.94       3.08       1.20       1.01        0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                       0.24       0.24       0.24       0.24        0.24 3
  Gross operating expenses                     0.49       0.56       0.56       0.55        0.55 3
  Net investment income                        4.90       3.11       1.20       1.00        1.57 3
Net assets, end of period ($ X 1,000,000)     3,817      1,929      1,054        720         521

1 Commencement of operations.

2 Not annualized.

3 Annualized.

                                         Schwab Value Advantage Money Fund(R)  9

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Fund TM and the Schwab Value Advantage Money Fund(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.21% for the Schwab Municipal Money Fund and 0.20% for the Schwab Value Advantage Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of a reduction.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Municipal Money Fund and Schwab Value Advantage Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS


                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the funds. Shareholders invest in the funds through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.

Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.


12  Investing in the funds

BUYING SHARES


To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary.


INVESTMENT MINIMUMS

CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. Each fund has more than one share class, two of which are offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Value Advantage Shares, which are not offered in this prospectus. The Value Advantage Money Fund also offers Institutional Prime Shares, which is the fund's lowest expense share class. You may convert your Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Value Advantage Money Fund Shares into Institutional Prime Shares if your account balance in the fund is at least $10,000,000. You must contact your intermediary to request an interclass exchange of your shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares or Institutional Shares, the fund reserves the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.

                         MINIMUM INITIAL  MINIMUM ADDITIONAL  MINIMUM
                         INVESTMENT       INVESTMENT          BALANCE
-------------------------------------------------------------------------
SELECT SHARES(R)         $1,000,000       $1                  $1,000,000


INSTITUTIONAL SHARES     $3,000,000       $1                  $3,000,000


These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.


DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION           FEATURES
-----------------------------------------------------------------------
REINVESTMENT     All dividends are invested automatically in shares of
                 the fund.


CASH             You receive payment for all dividends.

METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the funds. Please contact your intermediary to learn how to place orders.
-------------------------------------------------------------------------------

MUNICIPAL MONEY funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

-------------------------------------------------------------------------------

SELLING/EXCHANGING SHARES


To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.


When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.


- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


14  Investing in the funds

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.
- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
- To change or waive a fund's investment minimums.
- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.


The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, each fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, each fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of each fund's investments, and money market instruments in general, and each fund's intended purpose to serve as a short-term investment vehicle for shareholders, the funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide the funds with the right to reject any purchase or exchange orders by any investors for any reason, including orders which appear to be associated with market timing activities.



PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

DIVIDENDS AND TAXES



ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.



AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.



UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(k) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS FROM THE VALUE ADVANTAGE MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.



WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.



AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.



16  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.


   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.




   SEC FILE NUMBERS


    Schwab Municipal Money Fund TM            811-5954
    Schwab Value Advantage Money Fund(R)      811-5954






   REG23606FLD-07


SCHWAB MUNICIPAL MONEY FUND TM
SCHWAB VALUE ADVANTAGE MONEY FUND(R)


PROSPECTUS
April 30, 2007



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM

   SCHWAB INVESTOR MONEY FUND TM


                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM

SCHWAB INVESTOR MONEY FUND TM




       ABOUT THE FUNDS

          Schwab Retirement
          Advantage Money Fund.....................................    2

          Schwab Investor Money Fund...............................    6

          Fund management..........................................   10

       INVESTING IN THE FUNDS

          Placing orders...........................................   12

          Buying shares............................................   13

          Selling/exchanging shares................................   14

          Transaction policies.....................................   15

          Dividends and taxes......................................   16

SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM
Ticker symbol: SWIXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

2  Schwab Retirement Advantage Money Fund TM

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                    Schwab Retirement Advantage Money Fund TM  3

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       5.31    5.26    4.90    6.12    3.96    1.48    0.74    0.95    2.81    4.67

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.57% Q3 2000
WORST QUARTER: 0.16% Q1 2004



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06



                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.67     2.12       3.61


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.26
                                                                        -------
Total annual operating expenses                                           0.61
Less expense reduction                                                   (0.12)
                                                                        --------
NET OPERATING EXPENSES**                                                  0.49
                                                                        -------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $50                  $183                 $328                 $751



   Call toll-free 1-800-435-4000 for a current seven-day yield.


4  Schwab Retirement Advantage Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.05       0.03       0.01       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.05)     (0.03)     (0.01)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.67       2.81       0.95       0.74       1.48

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.49       0.49       0.49       0.50       0.50
  Gross operating expenses                                  0.64       0.63       0.63       0.63       0.63
  Net investment income                                     4.59       2.75       0.94       0.75       1.46
Net assets, end of period ($ X 1,000,000)                    802        571        680        766        907


                                    Schwab Retirement Advantage Money Fund TM  5

SCHWAB INVESTOR MONEY FUND TM
Ticker symbol: SWRXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Investor Money Fund TM

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                                Schwab Investor Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       5.07    5.03    4.68    5.90    3.75    1.30    0.58    0.77    2.63    4.50

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.52% Q3 2000
WORST QUARTER: 0.11% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06



                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.50     1.95       3.41


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.29
                                                                        -------
Total annual operating expenses                                           0.64
                                                                        -------



*  Restated to reflect current expenses.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


1 year                    3 years              5 years              10 years
---------------------------------------------------------------------------------
       $65                  $205                 $357                 $798



   Call toll-free 1-800-435-4000 or visit www.schwab.com/schwabfunds for a current seven-day yield.



8  Schwab Investor Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04       0.03       0.01       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)     (0.03)     (0.01)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.50       2.63       0.77       0.58       1.30

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.67       0.67       0.66       0.66       0.68
  Gross operating expenses                                  0.67       0.67       0.66       0.66       0.68
  Net investment income                                     4.50       2.61       0.76       0.58       1.28
Net assets, end of period ($ X 1,000,000)                  1,314        521        492        578        566



                                                Schwab Investor Money Fund TM  9

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Retirement Advantage Money Fund TM and Schwab Investor Money Fund TM. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.23% for the Schwab Retirement Advantage Money Fund and 0.38% for the Schwab Investor Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of any reductions.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS



                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the funds. Shareholders invest in the funds through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS



The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.



Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.



Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.


12  Investing in the funds

BUYING SHARES



To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary.



INVESTMENT MINIMUMS



CHOOSE A FUND. Your choice may depend on the amount of your investment.



                                  MINIMUM       MINIMUM
                                  INITIAL     ADDITIONAL   MINIMUM
                                  INVESTMENT  INVESTMENTS  BALANCE
------------------------------------------------------------------
RETIREMENT ADVANTAGE MONEY        $25,000     $1           $25,000
  FUND TM


SCHWAB INVESTOR MONEY FUND TM


  Other Investors (Trading        $2,500      $500         $2,500
    symbol: SW2XX)


  Participants in                 $1          $1           $1
    Employer-Sponsored
    Retirement Plans (Trading
    symbol: SWRXX)



These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees and officers of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.



DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.


OPTION        FEATURES
-----------------------------------------------------------------------
              All dividends are invested automatically in shares of
REINVESTMENT  your fund.

CASH          You receive payment for all dividends.


METHODS FOR PLACING ORDERS



PLACE YOUR ORDER. Shareholders may not place orders directly with the funds. Please contact your intermediary to learn how to place orders.

SELLING/EXCHANGING SHARES


To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.



When selling or exchanging shares, you should be aware of the following fund policies:



- The funds may take up to seven days to pay sale proceeds.



- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.



- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.



- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.



- If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.


14  Investing in the funds

--------------------------------------------------------------------------------

THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:



- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Retirement Advantage Money Fund TM that are accepted by Schwab or the Charles Schwab Trust Company by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.


The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted polices and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

16  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.


   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.


   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.


   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.




   SEC FILE NUMBERS

    Schwab Retirement Advantage Money
    Fund TM                                   811-5954
    Schwab Investor Money Fund TM             811-5954





   REG13854FLD-10


SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM


SCHWAB INVESTOR MONEY FUND TM



PROSPECTUS
April 30, 2007



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007


   - Schwab Value Advantage Money Fund(R) -- Investor Shares

   - Schwab AMT Tax-Free Money Fund TM -- Value Advantage Shares TM

   - Schwab Municipal Money Fund TM -- Value Advantage Shares TM
   - Schwab California Municipal Money Fund TM -- Value Advantage Shares TM
   - Schwab New York Municipal Money Fund TM -- Value Advantage Shares TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB VALUE ADVANTAGE INVESTMENTS(R)



       ABOUT THE FUNDS

          Schwab Value Advantage Money Fund(R) -- Investor Shares..    2

          Schwab AMT Tax-Free Money Fund TM -- Value Advantage
          Shares TM................................................    6

          Schwab Municipal Money Fund TM -- Value Advantage
          Shares TM................................................   10

          Schwab California Municipal Money Fund TM -- Value
          Advantage Shares TM......................................   14

          Schwab New York Municipal Money Fund TM -- Value
          Advantage Shares TM......................................   18

          Fund management..........................................   22

       INVESTING IN THE FUNDS

          Placing orders...........................................   24

          Buying shares............................................   25

          Selling/exchanging shares................................   27

          Transaction policies.....................................   28

          Dividends and taxes......................................   29

                  ABOUT THE FUNDS


                  The Schwab Value Advantage Investments(R) seek to provide competitive current yields while offering the liquidity and stability traditionally associated with money market mutual funds.


                  The Schwab Value Advantage Investments are designed to provide higher yields than Sweep Investments TM. In exchange for less frequent access and larger minimum investments, they offer lower fund operating expenses.


                  Dividends from the Schwab Municipal Money Fund TM and the state specific funds are generally exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund TM are also generally exempt from the federal alternative minimum tax
                  (AMT). Dividends from state-specific funds generally are exempt from the respective state's income tax as well.


                  * Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
Ticker symbol:  Investor Shares: SWVXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Value Advantage Money Fund(R)

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                         Schwab Value Advantage Money Fund(R)  3

PERFORMANCE

Below are a chart and table showing how the fund's Investor Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund has more than one share class, one of which is offered in this prospectus. Each share class has different investment minimums and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       5.40    5.35    5.01    6.22    4.05    1.55    0.80    0.98    2.86    4.72

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.60% Q4 2000
WORST QUARTER: 0.17% Q2 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
INVESTOR SHARES                4.72     2.17       3.68


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.29
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.26
                                                                        -------
Total annual operating expenses                                           0.55
Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.45
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $144                 $252                 $567


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Investor Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                            1/1/06-    1/1/05-    1/1/04-     1/1/03-     1/1/02-
INVESTOR SHARES                             12/31/06   12/31/05   12/31/04   12/31/03    12/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------

Income from investment operations:
  Net investment income                        0.05       0.03       0.01       0.01        0.02
                                            -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income        (0.05)     (0.03)     (0.01)     (0.01)      (0.02)
                                            -----------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                               4.72       2.86       0.98       0.80        1.55


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.45       0.45       0.45       0.45        0.45
  Gross operating expenses                     0.57       0.56       0.56       0.55        0.54
  Net investment income                        4.65       2.83       0.97       0.81        1.55
Net assets, end of period ($ X 1,000,000)    33,206     24,112     23,365     28,860      38,728


                                         Schwab Value Advantage Money Fund(R)  5

SCHWAB AMT TAX-FREE MONEY FUND TM


Ticker symbol: Value Advantage Shares: SWWXX


--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.



MONEY FUND REGULATIONS



Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:



- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).



- Diversification: requirements for diversification limit the fund's exposure to any given issuer.



- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------



STRATEGY



TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax
(AMT). The fund does not currently intend to invest in any securities whose interest is subject to AMT.



Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.



In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.



The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.



During unusual market conditions, the fund may invest in taxable money market securities or municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.



6  Schwab AMT Tax-Free Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income that is not subject to AMT.



RISKS



INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.



YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.



THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.



STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of a tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.



THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.



                                            Schwab AMT Tax-Free Money Fund TM  7

PERFORMANCE



Below is a bar chart and table that shows the fund's Sweep Shares class performance (which varies from year to year) and how it averages out over time. Sweep Shares(R) are not offered in this prospectus. Because the Value Advantage Shares of the fund invest in the same portfolio of securities, returns for this class will be substantially similar to those of the Sweep Shares. Performance will be different only to the extent that the Sweep Shares have higher expenses. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance. Because the fund's original strategy was to invest primarily in municipal securities of a single state, its performance prior to June 23, 2006, does not reflect the fund's current strategy and may have been different if it did.



ANNUAL TOTAL RETURNS (%) as of 12/31





SWEEP SHARES




[BAR CHART]

       2.78    3.62    2.32    0.96    0.46    0.60    1.81    2.83

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.95% Q4 2000
WORST QUARTER: 0.07% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06



                                                                                     Since
                                                               1 year   5 years   inception 1
---------------------------------------------------------------------------------------------
SWEEP SHARES                                                    2.83     1.33        2.01



1 Inception: 3/18/98.



FUND FEES AND EXPENSES



The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return for the share class.



FEE TABLE (%)



                                                                         VALUE
                                                                        ADVANTAGE
SHAREHOLDER FEES                                                         SHARES
--------------------------------------------------------------------------------
                                                                          NONE

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.25
                                                                        --------
Total annual operating expenses                                           0.60
Less expense reduction                                                   (0.15)
                                                                        --------
NET OPERATING EXPENSES**                                                  0.45
                                                                        --------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% through 4/29/08.



EXAMPLE



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT



                            1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
VALUE ADVANTAGE SHARES       $46            $177           $320           $736



   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



8  Schwab AMT Tax-Free Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Value Advantage Shares for the share class's period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                            11/06/06 2-
VALUE ADVANTAGE SHARES                       12/31/06
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.00(1)
  Net realized and unrealized gains or
    losses                                      0.00(1)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                  0.00(1)
Less distributions:
  Dividends from net investment income         (0.00)(1)
                                            -----------------------------------------------------------------
Net asset value at end of period                1.00
                                            -----------------------------------------------------------------
Total return (%)                                0.49(4)


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                        0.44(3,5)
  Gross operating expenses                      0.68(5)
  Net investment income                         3.22(5)
Net assets, end of period ($ X 1,000,000)         85


1 Per-share amount was less than $0.01.

2 Commencement of operations.


3 The ratio of net operating expenses would have been .45% if custody credits had not been included.


4 Not annualized.

5 Annualized.


                                            Schwab AMT Tax-Free Money Fund TM  9

SCHWAB MUNICIPAL MONEY FUND TM
TICKER SYMBOL:  VALUE ADVANTAGE SHARES TM:  SWTXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:
- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

10  Schwab Municipal Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                              Schwab Municipal Money Fund TM  11

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

The fund has more than one share class, one of which is offered in this prospectus. Each share class has different investment minimums and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31




       3.32    3.14    2.91    3.75    2.45    1.12    0.68    0.81    2.00    3.03

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.99% Q4 2000
WORST QUARTER: 0.12% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
VALUE ADVANTAGE SHARES         3.03     1.52       2.32


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.24
                                                                        -------
Total annual operating expenses                                           0.56
Less expense reduction                                                   (0.11)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.45
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $168                 $302                 $691


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Value Advantage Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
VALUE ADVANTAGE SHARES                                   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02

PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------

Income from investment operations:
  Net investment income                                     0.03       0.02       0.01       0.01       0.01
                                                         -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            3.03       2.00       0.81       0.68       1.12


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                    0.45       0.45       0.45       0.45       0.45
  Gross operating expenses                                  0.58       0.59       0.58       0.58       0.59
  Net investment income                                     2.98       1.97       0.80       0.68       1.11
Net assets, end of period ($ X 1,000,000)                  2,798      3,007      3,245      3,901      4,480


                                              Schwab Municipal Money Fund TM  13

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
Ticker symbol:  Value Advantage Shares TM: SWKXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS.


These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

14  Schwab California Municipal Money Fund TM

                        For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                   Schwab California Municipal Money Fund TM  15

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       3.15    2.84    2.62    3.22    2.19    1.03    0.66    0.79    1.96    2.99

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.86% Q4 2000
WORST QUARTER: 0.12% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 Years
---------------------------------------------------------
VALUE ADVANTAGE SHARES         2.99     1.48       2.14


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.24
                                                                        -------
Total annual operating expenses                                           0.56
Less expense reduction                                                   (0.11)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.45
                                                                        -------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% through 04/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $168                 $302                 $691


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

16  Schwab California Municipal Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Value Advantage Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                            1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
VALUE ADVANTAGE SHARES                      12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.03       0.02       0.01       0.01       0.01
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.03)     (0.02)     (0.01)     (0.01)     (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              2.99       1.96       0.79       0.66       1.03


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                      0.45       0.45       0.45       0.45       0.45
  Gross operating expenses                    0.58       0.59       0.59       0.59       0.59
  Net investment income                       2.95       1.96       0.78       0.65       1.03
Net assets, end of period ($ X 1,000,000)    4,201      3,240      2,825      3,061      3,081


                                   Schwab California Municipal Money Fund TM  17

SCHWAB NEW YORK MUNICIPAL MONEY FUND TM
Ticker symbol:  Value Advantage Shares TM: SWYXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

18  Schwab New York Municipal Money Fund TM

                        For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                     Schwab New York Municipal Money Fund TM  19

PERFORMANCE

Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) AS OF 12/31




[BAR CHART]

       3.21    3.03    2.83    3.64    2.30    1.04    0.66    0.80    2.00    3.03

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.96% Q4 2000
WORST QUARTER: 0.12% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
VALUE ADVANTAGE SHARES         3.03     1.50       2.25


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.34
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.25
                                                                        -------
Total annual operating expenses                                           0.59
Less expense reduction                                                   (0.14)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.45
                                                                        -------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $46                  $175                 $315                 $725


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

20  Schwab New York Municipal Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Value Advantage Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                            1/1/06-    1/1/05-    1/1/04-    1/1/03-     1/1/02-
VALUE ADVANTAGE SHARES                      12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.03       0.02       0.01       0.01        0.01
                                            -----------------------------------------------------------------

Less distributions:
  Dividends from net investment income       (0.03)     (0.02)     (0.01)     (0.01)      (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00        1.00
                                            -----------------------------------------------------------------
Total return (%)                              3.03       2.00       0.80       0.66        1.04

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                      0.45       0.45       0.45       0.45        0.45
  Gross operating expenses                    0.60       0.61       0.61       0.61        0.62
  Net investment income                       2.98       2.00       0.79       0.65        1.04

Net assets, end of period ($ X 1,000,000)    1,103        834        654        690         676


                                     Schwab New York Municipal Money Fund TM  21

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06 these fees were 0.20% for the Schwab Value Advantage Money Fund(R), 0.17% for the Schwab AMT Tax-Free Money Fund TM, 0.21% for the Schwab Municipal Money Fund TM, 0.21% for the Schwab California Municipal Money Fund TM and 0.20% for the Schwab New York Municipal Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Value Advantage Money Fund, Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.


                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the funds. Shareholders invest in the funds through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.

Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.

24  Investing in the funds

BUYING SHARES


To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary.


INVESTMENT MINIMUMS

MINIMUM INITIAL          MINIMUM ADDITIONAL
INVESTMENT               INVESTMENTS              MINIMUM BALANCE
-------------------------------------------------------------------------
$25,000 ($15,000 for     $500                     $20,000 ($15,000 for
  IRA and custodial                               IRA and custodial
  accounts) 1                                     accounts)

1 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.


Investment managers, including managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the minimum balance requirement.



The Value Advantage Money Fund and Municipal Money Fund each have more than one share class in addition to sweep shares, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The Institutional Shares have lower expenses than Select Shares, which, in turn, have lower expenses than the Investor or Value Advantage
Shares TM. The Value Advantage Money Fund also offers Institutional Prime Shares, which is the fund's lowest expense share class. You may convert your Investor or Value Advantage Shares, which are offered in this prospectus, into Select Shares at any time if your account balance in the fund is at least $1,000,000. You may convert your Investor, Value Advantage or Select Shares into Institutional Shares at any time if your account balance in the fund is at least $3,000,000. You may convert your Value Advantage Money Fund shares into Institutional Prime Shares if your account balance in the fund is at least $10,000,000. You must contact your intermediary to request an interclass exchange of your shares -- conversion is not automatic. If you no longer meet the minimum balance requirement for your share class, the fund reserves the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Schwab.



These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION        FEATURES
-----------------------------------------------------------------------
REINVESTMENT  All dividends are invested automatically in shares of your fund.


CASH          You receive payment for all dividends.

METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the funds. Please contact your intermediary to learn how to place orders.

26  Investing in the funds

SELLING/EXCHANGING SHARES


To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.


When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.


- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

28  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.


UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS FROM THE VALUE ADVANTAGE MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The AMT Tax-Free Money Fund's and Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which certain of the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.


   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.




   SEC FILE NUMBER


    Schwab Value Advantage
    Investments(R)                            811-5954






   REG13852FLT-08


SCHWAB VALUE ADVANTAGE INVESTMENTS(R)


PROSPECTUS
April 30, 2007


                                                           [CHARLES SCHWAB LOGO]

   SCHWAB ADVISOR CASH RESERVES(R)
   SWEEP INVESTMENTS

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007



   - Schwab Advisor Cash Reserves(R) -- Sweep Shares and Premier Sweep Shares


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB ADVISOR CASH RESERVES(R)
SWEEP INVESTMENTS


       ABOUT THE FUND

          Strategy.................................................    2

          Risks....................................................    3

          Performance..............................................    4

          Fund fees and expenses...................................    4

          Financial highlights.....................................    5

          Fund management..........................................    6

       INVESTING IN THE FUND

          Buying/selling shares....................................    8

          Selling/exchanging shares................................    9

          Transaction policies.....................................   10

          Dividends and taxes......................................   11

                  ABOUT THE FUND


                  The Schwab Advisor Cash Reserves(R) seeks to provide a competitive current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.


                  The fund invests exclusively in U.S. dollar-denominated money market investments.

                  The fund is designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

SCHWAB ADVISOR CASH RESERVES(R)


Ticker symbols:   Sweep Shares: SWQXX   Premier Sweep Shares: SWZXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Advisor Cash Reserves(R)

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


                                              Schwab Advisor Cash Reserves(R)  3

PERFORMANCE


Below is a bar chart that shows the fund's Sweep Shares performance (which varies from year to year). The table shows the performance of the fund's Sweep Shares and Premier Sweep Shares and how it averages out over time. This information gives some indication of the risks of an investment in the fund. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

SWEEP SHARES


       2.63    4.47

        05      06

BEST
QUARTER: 1.20% Q4 2006
WORST
QUARTER: 0.46% Q1 2005


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                                           Since
                                                               1 year   inception 1
-----------------------------------------------------------------------------------
SWEEP SHARES                                                    4.47       3.18
PREMIER SWEEP SHARES                                            4.57       3.28


1 Inception: 8/19/04.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return for each share class.

FEE TABLE (%)


                                                                                  PREMIER
                                                                         SWEEP     SWEEP
SHAREHOLDER FEES                                                         SHARES    SHARES
-----------------------------------------------------------------------------------------
                                                                          None      None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------------
Management fees*                                                          0.32      0.32
Distribution (12b-1) fees                                                 None      None
Other expenses*                                                           0.44      0.44
                                                                         ----------------
Total annual operating expenses                                           0.76      0.76
Less expense reduction                                                   (0.10)    (0.17)
                                                                         ----------------
NET OPERATING EXPENSES**                                                  0.66      0.59
                                                                         ----------------


*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Sweep Shares and Premier Sweep Shares to 0.66% and 0.59%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                              1 year              3 years              5 years              10 years
----------------------------------------------------------------------------------------------------
SWEEP SHARES                   $67                  $211                 $368                 $822
PREMIER SWEEP SHARES           $60                  $189                 $329                 $738



   To obtain the current seven-day yield, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157. Other clients should call 1-800-435-4000 or visit www.schwab.com/schwabfunds.


4  Schwab Advisor Cash Reserves(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    8/19/04 1-
SWEEP SHARES                                             12/31/06   12/31/05    12/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00      1.00        1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04      0.03        0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)    (0.03)      (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00      1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.47      2.63        0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.68      0.69        0.69 4
  Gross operating expenses                                  0.84      0.85        0.85 4
  Net investment income                                     4.48      2.65        1.30 4
Net assets, end of period ($ x 1,000,000)                  5,222     1,898       1,271



                                                         1/1/06-    1/1/05-    8/19/04 1-
PREMIER SWEEP SHARES                                     12/31/06   12/31/05    12/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00      1.00        1.00
                                                         -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                     0.04      0.03        0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)    (0.03)      (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00      1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.57      2.73        0.48 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.59      0.59        0.59 4
  Gross operating expenses                                  0.84      0.85        0.85 4
  Net investment income                                     4.56      2.75        1.41 4
Net assets, end of period ($ x 1,000,000)                 10,784     3,728       2,344


1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

                                              Schwab Advisor Cash Reserves(R)  5

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Advisor Cash Reserves(R). As compensation for these services, the firm is entitled to receive a management fee from the fund. For the 12 months ended 12/31/06, these fees were 0.19% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effect of reductions.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Advisor Cash Reserves, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of the fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.



                  A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUND

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please contact Schwab.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

If you have questions, please contact your investment advisor or Signature Service Alliance TM team at 1-800-515-2157. Other clients should call 1-800-435-4000 or visit www.schwab.com.


The investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay, or provide products and services at a discount to, certain intermediaries for providing distribution, marketing, promotional or other related services. The payments or discounts described by this paragraph may be substantial but are paid or discounted by the investment adviser and/or Schwab or its affiliates, not by the fund or its shareholders.


8  Investing in the fund

SELLING/EXCHANGING SHARES


When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if your Schwab account is closed for any reason.


- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

10  Investing in the fund

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND'S DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.


   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the fund's holdings and detailed financial information about the fund. Annual reports also contain information from the fund's managers about strategies, recent market conditions and trends and their impact on fund performance.


   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, please contact your investment advisor or Schwab Signature Service Alliance TM team at 1-800-515-2157, if applicable. Other clients should call 1-800-435-4000. In addition, you may visit www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual report or semi-annual report.


   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.




   SEC FILE NUMBER


    Schwab Advisor Cash Reserves(R)
    Sweep Investments                        811-5954






   REG27100-FLD-04


SCHWAB ADVISOR CASH RESERVES(R)
SWEEP INVESTMENTS


PROSPECTUS
April 30, 2007



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB CASH RESERVES TM
   SWEEP INVESTMENTS

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007


   - Schwab Cash Reserves - Sweep Shares

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB CASH RESERVES TM
SWEEP INVESTMENTS


       ABOUT THE FUND

          Strategy.................................................    2

          Risks....................................................    3

          Performance..............................................    4

          Fund fees and expenses...................................    4

          Financial highlights.....................................    5

          Fund management..........................................    6

       INVESTING IN THE FUND

          Buying/selling shares....................................    8

          Selling/exchanging shares................................    9

          Transaction policies.....................................   10

          Dividends and taxes......................................   11

                  ABOUT THE FUND

                  The Schwab Cash Reserves TM seeks to provide a competitive current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  The fund invests exclusively in U.S. dollar-denominated money market investments.

                  The fund is designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

SCHWAB CASH RESERVES TM

TICKER SYMBOL:   SWEEP SHARES: SWSXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Cash Reserves TM

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                                      Schwab Cash Reserves TM  3

PERFORMANCE

Below are a chart and table showing the fund's performance (which varies from year to year) and how it averages out over time. This information gives some indication of the risks of an investment in the fund. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31


                                                                       2.65    4.50

                                                                        05      06

BEST QUARTER: 1.19% Q4 2006
WORST QUARTER: 0.46% Q1 2005


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                 Since
                                     1 year   inception 1
---------------------------------------------------------
FUND                                  4.50       3.17


1 Inception 8/12/04.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.43
                                                                        -------
Total annual operating expenses                                           0.75
Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.68
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) to 0.68% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $69                  $218                 $379                 $847


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Cash Reserves TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    8/12/04(1)-
                                                         12/31/06   12/31/05      12/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00      1.00         1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04      0.03         0.00(2)
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)    (0.03)       (0.00)(2)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00      1.00         1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.50      2.65         0.46(3)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.69      0.69         0.69(4)
  Gross operating expenses                                  0.82      0.92         1.05(4)
  Net investment income                                     4.59      2.90         1.24(4)
Net assets, end of period ($ x 1,000,000)                 16,738       822          140



(1) Commencement of operations.


(2) Per share amount was less than $0.01.


(3) Not annualized.


(4) Annualized.


                                                      Schwab Cash Reserves TM  5

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Cash Reserves TM. As compensation for these services, the firm is entitled to receive a management fee from the fund. For the 12 months ended 12/31/06, these fees were 0.21% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effect of reductions.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Cash Reserves, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of the fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.



                  A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUND

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please contact Schwab.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

8  Investing in the fund

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if your Schwab account is closed for any reason.


- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

10  Investing in the fund

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND'S DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.


   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the fund's holdings and detailed financial information about the fund. Annual reports also contain information from the fund's managers about strategies, recent market conditions and trends and their impact on fund performance.


   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual report or semi-annual report.


   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.




   SEC FILE NUMBER

    Schwab Cash Reserves TM
    Sweep Investments                         811-5954





   REG27099FLD-05

SCHWAB CASH RESERVES TM SWEEP INVESTMENTS


PROSPECTUS
April 30, 2007


                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MONEY FUNDS
   SWEEP INVESTMENTS(R)

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007


   - Schwab Money Market Fund TM
   - Schwab Government Money Fund TM
   - Schwab U.S. Treasury Money Fund TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB MONEY FUNDS
SWEEP INVESTMENTS(R)


       ABOUT THE FUNDS

          Schwab Money Market Fund TM..............................    2

          Schwab Government Money Fund TM..........................    6

          Schwab U.S. Treasury Money Fund TM.......................   10

          Fund management..........................................   14

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   16

          Selling/exchanging shares................................   17

          Transaction policies.....................................   18

          Dividends and taxes......................................   19

                  ABOUT THE FUNDS

                  The Schwab Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  All of the funds invest exclusively in money market investments. The Schwab Money Market Fund TM has greater investment risk but higher yield potential than the Schwab Government Money Fund TM, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund TM. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.

                  The funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

SCHWAB MONEY MARKET FUND TM
Ticker symbol: SWMXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

2  Schwab Money Market Fund TM

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                                  Schwab Money Market Fund TM  3

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       5.04    4.99    4.64    5.84    3.73    1.23    0.50    0.68    2.56    4.40

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.51% Q4 2000
WORST QUARTER: 0.09% Q4 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.40     1.87       3.35


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.30
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.42
                                                                        -------
Total annual operating expenses**                                         0.72
                                                                        -------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.73% through 4/29/08.


EXAMPLE


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $74                  $230                 $401                 $894


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab Money Market Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04       0.03       0.01       0.01       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)     (0.03)     (0.01)     (0.01)     (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.40       2.56       0.68       0.50       1.23


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.74       0.74       0.75       0.75       0.75
  Gross operating expenses                                  0.79       0.78       0.78       0.78       0.78
  Net investment income                                     4.24       2.52       0.67       0.50       1.22
Net assets, end of period ($ X 1,000,000)                 21,762     42,552     44,023     49,079     51,063


                                                  Schwab Money Market Fund TM  5

SCHWAB GOVERNMENT MONEY FUND TM
Ticker symbol: SWGXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, SUCH AS:

- U.S. Treasury bills, notes and bonds

- other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and Sallie Mae

- repurchase agreements

Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

6  Schwab Government Money Fund TM

                        This fund is designed for investors looking for competitive money market returns provided by a portfolio of U.S. government securities.
RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                              Schwab Government Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       4.95    4.88    4.50    5.69    3.63    1.20    0.48    0.65    2.52    4.37

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.48% Q4 2000
WORST QUARTER: 0.09% Q2 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.37     1.84       3.27


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.33
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.43
                                                                        -------
Total annual operating expenses                                           0.76
Less expense reduction                                                   (0.01)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.75
                                                                        -------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.75% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $77                  $242                 $421                 $941


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Government Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
INVESTOR SHARES(R)                                       12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04       0.03       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)     (0.03)     (0.01)     (0.00) 1    (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.37       2.52       0.65       0.48       1.20


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.75       0.75       0.75       0.75       0.75
  Gross operating expenses                                  0.84       0.83       0.83       0.83       0.83
  Net investment income                                     4.31       2.49       0.64       0.49       1.19
Net assets, end of period ($ X 1,000,000)                  3,513      2,471      2,535      2,838      3,092


1 Per-share amount was less than $0.01.


                                              Schwab Government Money Fund TM  9

SCHWAB U.S. TREASURY MONEY FUND TM
Ticker symbol: SWUXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND TYPICALLY INVESTS EXCLUSIVELY IN SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes, and bonds. The fund will notify its shareholders at least 60 days before changing this policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The manager may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.) However, during unusual market conditions, the fund may make investments that are not exempt from state and local income taxes as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

10  Schwab U.S. Treasury Money Fund TM

                        With substantially all of its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Government guarantees on securities the fund owns do not extend to the shares of the fund itself. Although the risk of default with U.S. Treasury securities is considered extremely unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                          Schwab U.S. Treasury Money Fund TM  11

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31




[BAR CHART]

       4.85    4.69    4.25    5.40    3.61    1.15    0.49    0.62    2.36    4.18

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 1.42% Q4 2000
WORST QUARTER: 0.09% Q1 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
FUND                           4.18     1.75       3.15


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.33
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.42
                                                                        -------
Total annual operating expenses                                           0.75
Less expense reduction                                                   (0.14)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.61
                                                                        -------



*  Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.61% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $62                  $226                 $403                 $917


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

12  Schwab U.S. Treasury Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.04)     (0.02)     (0.01)     (0.00) 1    (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            4.18       2.36       0.62       0.49       1.15


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.62       0.64       0.65       0.65       0.65
  Gross operating expenses                                  0.83       0.83       0.82       0.82       0.82
  Net investment income                                     4.10       2.32       0.61       0.49       1.15
Net assets, end of period ($ X 1,000,000)                  3,538      3,574      3,811      4,046      4,323


1 Per-share amount was less than $0.01.


                                          Schwab U.S. Treasury Money Fund TM  13

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.27% for the Schwab Money Market Fund TM, 0.27% for the Schwab Government Money Fund TM and 0.15% for the Schwab U.S. Treasury Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

16  Investing in the funds

SELLING/EXCHANGING SHARES


WHEN SELLING OR EXCHANGING SHARES, PLEASE BE AWARE OF THE FOLLOWING POLICIES:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason.



- To redeem your shares if your Schwab account is no longer eligible for the fund.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity, and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholder purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

18  Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are exempt from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.


   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.


   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.


   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.




   SEC FILE NUMBER

    Schwab Money Funds Sweep
    Investments(R)                            811-5954



   REG13850FLD-09


SCHWAB MONEY FUNDS SWEEP INVESTMENTS(R)


PROSPECTUS
April 30, 2007



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB VALUE ADVANTAGE MONEY FUND(R)-

   INSTITUTIONAL PRIME SHARES TM

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007


   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.


                                                           [CHARLES SCHWAB LOGO]

TO OUR DIRECT ORDER CLIENTS

A COMMITMENT TO YOUR PRIVACY
At Schwab Funds our most important asset is our relationship with you. We are honored that you have entrusted us with your financial affairs, and we are committed to safeguarding the privacy of information we maintain about you. Establishing and adhering to an effective privacy policy is an important part of that dedication. Below, you will find details about Schwab Funds' commitment to protecting your privacy, including the types of information we collect about you, and how we use and share that information. Our privacy policy applies to all shareholders with whom we have a relationship and is also extended to each of our former shareholders.

YOUR PRIVACY IS NOT FOR SALE
Simply put, we do not and will not sell your personal information to anyone, for any reason, at any time.

HOW WE COLLECT INFORMATION ABOUT YOU
We collect personal information about you in a number of ways.

- APPLICATION AND REGISTRATION INFORMATION. We collect information from you when you open an account. We may also collect information from consumer reporting agencies in the account-opening process. The information we collect may include your name, address, phone number, email address, Social Security number and date of birth.

- ACCOUNT HISTORY. Once you have opened an account with Schwab Funds, we collect and maintain personal information about your account activity, including your transactions. This information allows us to administer your account.

- THIRD-PARTY INFORMATION PROVIDERS. We may collect information about you from information services and consumer reporting agencies to verify your identity.

- WEBSITE USAGE. When you visit our website, our computer may use devices known as "cookies," graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools enable us to recognize you when you return to our site, maintain your web session while you browse, as well as help us provide you with a better, more personalized experience.

HOW WE SHARE INFORMATION ABOUT YOU
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

- to help us maintain and process transactions for your account;

- when we use another company to provide services for us, such as printing and mailing your account statements;

- when we believe that disclosure is required or permitted under law. For example, we may be required to disclose personal information to cooperate with regulatory or law enforcement authorities, to resolve consumer disputes, to perform credit/authentication checks, or for risk control.

STATE LAWS
We will comply with state laws that apply to the disclosure or use of information about you.

SAFEGUARDING YOUR INFORMATION, MAINTAINING YOUR TRUST
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations. Companies we use to provide support services are not allowed to use information about our clients for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested. We restrict access to personal information by our officers, employees and agents. Our officers and employees are trained about privacy and are required to safeguard personal information. We maintain physical, electronic and procedural safeguards to protect personal information.

TEAMING UP AGAINST IDENTITY THEFT
Identity theft is a serious concern to all of us. Safeguarding information to help protect you from identity theft is our priority. Schwab Funds takes steps to protect you from identity theft by:

- utilizing client identification and authentication procedures before initiating transactions;

- ensuring our officers and employees are trained to safeguard personal information about you.

You can also help protect your identity and accounts. Here are a few steps to remember:

- Schwab Funds will never request your account number, login password, or Social Security number in either a non-secure or unsolicited email communication;

- shred documents that contain personal information;

- check your credit report regularly for unauthorized activity and protect your personal identification numbers (PINs) and personal data.

GREATER ACCURACY MEANS BETTER PROTECTION
We are committed to keeping accurate, up-to-date records to help ensure the integrity of the information we maintain about you. If you identify an inaccuracy in this information, or you need to make a change to it, please contact us promptly. Direct order Schwab Funds clients should call 1-800-407-0256.

A COMMITMENT TO KEEPING YOU INFORMED
We will provide you with advance notice of important changes to our information-sharing practices.

CONTACT US WITH QUESTIONS
If you have any questions or concerns, direct order Schwab Funds clients should call 1-800-407-0256.


(C)2007 SchwabFunds. All rights reserved.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)-

INSTITUTIONAL PRIME SHARES TM



       ABOUT THE FUND

          Strategy.................................................    1

          Risks....................................................    2

          Performance..............................................    3

          Fund fees and expenses...................................    3

          Fund management..........................................    5

       INVESTING IN THE FUND

          Placing direct orders....................................    7

          Placing intermediary orders..............................    9

          Transaction policies.....................................   12

          Dividends and taxes......................................   14

SCHWAB VALUE ADVANTAGE MONEY FUND TM

Ticker symbol:  Institutional Prime Shares: SNAXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

                                         Schwab Value Advantage Money Fund(R)  1

                        This fund is designed for investors interested in competitive money market returns.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD AND, IN UNUSUAL CIRCUMSTANCES, POTENTIALLY COULD AFFECT ITS SHARE PRICE. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

2  Schwab Value Advantage Money Fund(R)

PERFORMANCE


Below is a bar chart and table that shows the fund's Institutional Shares class performance (which varies from year to year) and how it averages out over time. Institutional Shares are not offered in this prospectus. Because the Institutional Prime Shares of the fund invest in the same portfolio of securities, returns for this class will be substantially similar to those of the Institutional Shares. Performance will be different only to the extent that the Institutional Prime Shares have lower expenses. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

INSTITUTIONAL SHARES



[BAR CHART]

       1.01    1.20    3.08    4.94

        03      04      05      06

BEST QUARTER: 1.30% Q4 2006
WORST QUARTER: 0.22% Q2 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                                          Since
                                                               1 year   inception
---------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                            4.94    2.44 1



1 Inception: 7/1/02.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor in the Institutional Prime Shares class. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for the share class.

FEE TABLE (%)


                                                                                  INSTITUTIONAL
SHAREHOLDER FEES                                                                   PRIME SHARES
-----------------------------------------------------------------------------------------------
                                                                                       None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------------------
Management fees*                                                                       0.29
Distribution (12b-1) fees                                                              None
Other expenses                                                                         0.03
                                                                                  -------------
Total annual operating expenses                                                        0.32
Less expense reduction                                                                (0.11)
                                                                                  -------------
NET OPERATING EXPENSES**                                                               0.21
                                                                                  -------------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Prime Shares to 0.21% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                          1 year              3 years              5 years              10 years
------------------------------------------------------------------------------------------------
INSTITUTIONAL
  PRIME SHARES             $22                  $92                  $169                 $395


   To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Direct Schwab Funds clients should call 1-800-407-0256. Other clients should call 1-800-435-4000.

                                         Schwab Value Advantage Money Fund(R)  3

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's Institutional Prime Shares financial history for the class's period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         10/5/06 1 -
INSTITUTIONAL PRIME SHARES                                12/31/06
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                             1.00
                                                         -----------------------------------------------------------------
Total return (%)                                             1.25 2


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.21 3
  Gross operating expenses                                   0.36 3
  Net investment income                                      1.29 3
Net assets, end of period ($ X 1,000,000)                   1,693


1 Commencement of operations.

2 Not annualized.

3 Annualized.

4  Schwab Value Advantage Money Fund(R)

                  FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and Laudus Funds. The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/06, the fee was 0.20% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amounts paid, including the effects of reductions.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab Value Advantage Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of the fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.



                  A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory agreement is available in the fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUND


                  On the following pages, you will find information on buying, selling and exchanging Institutional Prime Shares. There are two ways to invest. You may invest directly in the fund by placing orders through the fund's sub-transfer agent (direct orders) or you may invest in the fund through an intermediary (intermediary orders) by placing orders through your brokerage account at Charles Schwab & Co. Inc. (Schwab), or through another broker/dealer, investment professional, 401(k) plan or other employee benefit plan, bank or other financial intermediary (intermediary). It is important to note that only direct orders provide same day settlement.


                  You may invest using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT TO PLACE DIRECT ORDERS

To place direct orders, you must open an account with the fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent). You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
--------------------------------------------------------------------------------


PLACING DIRECT ORDERS

INVESTMENT MINIMUMS FOR DIRECT ORDERS

              MINIMUM INITIAL   MINIMUM ADDITIONAL  MINIMUM
              INVESTMENT        INVESTMENT          BALANCE
-----------------------------------------------------------
INSTITUTIONAL $10,000,000       $1                  NONE
PRIME SHARES

The fund has four share classes, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The fund's Institutional Prime Shares have the lowest expenses.

DISTRIBUTION OPTIONS


The account application lists two options for dividends. If you don't indicate a choice, you will receive the reinvestment option.

OPTION             FEATURES
-------------------------------------------------------------------------
REINVESTMENT       All dividends are invested automatically in shares of
                   the fund.


CASH               You receive payment for all dividends.

METHODS FOR PLACING DIRECT ORDERS


The methods for placing direct orders to purchase or redeem shares of the Schwab Value Advantage Money Fund -- Institutional Prime Shares are described below. With every direct order, you must include your name, your account number, the fund name and share class, and the dollar amount you would like to purchase or redeem. There are no exchange privileges for shares purchased directly from the fund. You cannot place direct orders by mail and cannot pay for purchases by check. In addition, you must authorize the telephone redemption option in the account application (and such authorization must be accepted by the fund) prior to placing direct orders with the fund's sub-transfer agent.

BUYING SHARES

INITIAL PURCHASES BY WIRE



Subject to acceptance by the fund, you may make your initial purchase of Institutional Prime Shares by wiring federal funds to the sub-transfer agent. The fund offers same day settlement on initial purchase orders that satisfy the following conditions which must occur in the order stated: (1) if you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938, (2) you must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions, and (3) your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.

ADDITIONAL PURCHASES BY WIRE



You may make additional purchases by wire. The fund also offers same day settlement on certain additional purchases by wire. To receive same day settlement, you must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) to place your order and to receive wire instructions. Your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier.


SELLING SHARES

REDEMPTIONS BY TELEPHONE


Redemption orders can only be placed by telephone. You may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of the fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The fund and its service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

ADDITIONAL REDEMPTION INFORMATION


To protect you, the fund and its service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature

8  Investing in the fund
guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the fund's sub-transfer agent at 1-800-407-0256 for further details.

The fund may take up to seven days to pay sales proceeds.

The fund may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission (SEC), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the fund to dispose of its securities or to determine the value of its net assets fairly, or during any other period permitted by the SEC for the protection of investors.

The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

PLACING INTERMEDIARY ORDERS


When you place orders to purchase, redeem or exchange shares through your Schwab account or through your account at another intermediary, you are not placing your order directly with the fund, and you must follow Schwab's or the other intermediary's transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the fund. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The fund is not responsible for the failure of your intermediary to carry out its responsibilities.

BUYING SHARES



To purchase shares of the fund through an intermediary, place your orders through your Schwab account or through an account at another intermediary. Shares purchased through your Schwab account or through your account at another intermediary are not available on a same-day settlement basis.



INVESTMENT MINIMUMS FOR INTERMEDIARY ORDERS



              MINIMUM INITIAL   MINIMUM ADDITIONAL  MINIMUM
              INVESTMENT        INVESTMENT          BALANCE
---------------------------------------------------------------
INSTITUTIONAL $10,000,000       $1                  $10,000,000
PRIME SHARES



The fund has four share classes, one of which is offered in this prospectus. Each share class has different minimum investments and different expenses. The fund's Institutional Prime Shares have the lowest expenses. Please note that the minimum balance requirements are different for direct orders and intermediary orders.



DISTRIBUTION OPTIONS



The two options are described below. If you don't indicate a choice, you will receive the first option.



OPTION             FEATURES
-------------------------------------------------------------------------
REINVESTMENT       All dividends are invested automatically in shares of
                   the fund.


CASH               You receive payment for all dividends.



METHODS FOR PLACING INTERMEDIARY ORDERS



PLACE YOUR ORDER. Please contact your intermediary to learn how to place orders.


10  Investing in the fund

SELLING AND EXCHANGING SHARES



To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.



When selling or exchanging shares, you should be aware of the following fund policies:



- The fund may take up to seven days to pay sale proceeds.



- The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.




- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.




- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

--------------------------------------------------------------------------------

THE FUND RESERVES CERTAIN RIGHTS, INCLUDING THE FOLLOWING:



- To automatically redeem your shares upon 60 days written notice if your balance falls below the share class minimum balance requirement, if applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive the fund's or share class' investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.


If you place an order through your Schwab account or through your account at another intermediary, please consult with that intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with the fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive your orders prior to a specified cut-off time.


Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by the fund or its shareholders.


NEXT-DAY SETTLEMENT

Orders that are placed through your Schwab account or through your account at another intermediary generally settle on the next business day. Intermediary orders to buy shares that are accepted no later than the close of the fund on a given day (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Intermediary orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.

SAME-DAY SETTLEMENT

The fund also offers same-day settlement for certain orders to purchase Institutional Prime Shares placed directly with the fund's sub-transfer agent, as described in the section "Methods for placing direct orders." Orders that satisfy these conditions will generally receive that business day's dividend.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the fund is a money market fund and seeks to provide shareholders current

12  Investing in the fund
income, liquidity, and a stable net asset value of $1 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund's investments, and money market instruments in general, and the fund's intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund's policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.



PORTFOLIO HOLDINGS INFORMATION. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

14  Investing in the fund

NOTES

   TO LEARN MORE

   This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.


   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the fund's holdings and detailed financial information about the fund. Annual reports also contain information from the fund's managers about strategies, recent market conditions and trends and their impact on fund performance.


   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER


    Schwab Value Advantage Money
    Fund(R) --
    Institutional Prime Shares TM              811-5954






   REG35679FLD--01



SCHWAB VALUE ADVANTAGE MONEY FUND(R) -

INSTITUTIONAL PRIME SHARES TM


PROSPECTUS
April 30, 2007



                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MUNICIPAL MONEY FUNDS
   SWEEP INVESTMENTS TM

                                                               SCHWAB FUNDS LOGO


   Prospectus
   April 30, 2007



   - Schwab AMT Tax-Free Money Fund TM -- Sweep Shares

   - Schwab Municipal Money Fund TM -- Sweep Shares
   - Schwab California Municipal Money Fund TM -- Sweep Shares
   - Schwab New York Municipal Money Fund TM -- Sweep Shares
   - Schwab New Jersey Municipal Money Fund TM -- Sweep Shares
   - Schwab Pennsylvania Municipal Money Fund TM -- Sweep Shares
   - Schwab Massachusetts Municipal Money Fund TM -- Sweep Shares

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUNDS



       ABOUT THE FUNDS

          Schwab AMT Tax-Free Money Fund TM -- Sweep Shares........    2

          Schwab Municipal Money Fund TM -- Sweep Shares...........    7

          Schwab California Municipal Money Fund TM -- Sweep
          Shares...................................................   11

          Schwab New York Municipal Money Fund TM -- Sweep
          Shares...................................................   15

          Schwab New Jersey Municipal Money Fund TM -- Sweep
          Shares...................................................   19

          Schwab Pennsylvania Municipal Money Fund TM -- Sweep
          Shares...................................................   23

          Schwab Massachusetts Municipal Money Fund TM -- Sweep
          Shares...................................................   27

          Fund management..........................................   31

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   33

          Selling/exchanging shares................................   34

          Transaction policies.....................................   35

          Dividends and taxes......................................   36

                  ABOUT THE FUNDS

                  The Schwab Municipal Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.


                  Because these funds invest in municipal money market securities, their dividends generally are exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund TM are also generally exempt from the federal alternative minimum tax (AMT). Dividends from the state-specific funds generally are exempt from the respective state's income tax as well.


                  The sweep shares of the funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

                  * Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB AMT TAX-FREE MONEY FUND TM

Ticker symbol:  Sweep Shares:  SWFXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax
(AMT). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.


2  Schwab AMT Tax-Free Money Fund TM

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.


                                            Schwab AMT Tax-Free Money Fund TM  3

                        This fund is designed for individuals in higher tax brackets who are seeking federally tax-exempt income that is also exempt from the federal alternative minimum tax (AMT).


RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of a tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


4  Schwab AMT Tax-Free Money Fund TM

PERFORMANCE


Below are a chart and a table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance. Because the fund's original strategy was to invest primarily in municipal securities of a single state, its performance prior to June 23, 2006, does not reflect the fund's current strategy and may have been different if it did.


ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]


       2.78    3.62    2.32    0.96    0.46    0.60    1.81    2.83

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.95% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                    Since
                              1 year   5 years   inception 1
------------------------------------------------------------
SWEEP SHARES                   2.83     1.33        2.01


1 Inception: 3/18/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.38
                                                                        -------
Total annual operating expenses                                           0.73
Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.63
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.63% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $64                  $223                 $396                 $897


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


                                            Schwab AMT Tax-Free Money Fund TM  5

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's Sweep Shares financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.83       1.81       0.60       0.46       0.96


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.65       0.65       0.66       0.64       0.59
  Gross operating expenses                                 0.86       0.85       0.85       0.85       0.87
  Net investment income                                    2.77       1.78       0.59       0.47       0.95
Net assets, end of period ($ X 1,000,000)                 1,045      1,973      1,905      1,804      1,785



1 Per-share amount was less than $0.01.



6  Schwab AMT Tax-Free Money Fund TM

SCHWAB MUNICIPAL MONEY FUND TM

TICKER SYMBOL:   SWEEP SHARES: SWXXX

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                               Schwab Municipal Money Fund TM  7

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

8  Schwab Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]


       3.11    2.92    2.70    3.53    2.23    0.91    0.46    0.60    1.79    2.83

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.83     1.32       2.10


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.37
                                                                        -------
Total annual operating expenses                                           0.69
Less expense reduction                                                   (0.06)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.63
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.63% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $64                  $215                 $378                 $853


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                               Schwab Municipal Money Fund TM  9

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01      (0.00) 1    0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.83       1.79       0.60       0.46       0.91


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.64       0.65       0.66       0.66       0.66
  Gross operating expenses                                 0.81       0.82       0.81       0.81       0.82
  Net investment income                                    2.79       1.77       0.60       0.46       0.90
Net assets, end of period ($ X 1,000,000)                 7,230      7,467      7,563      7,494      7,435



1 Per-share amount was less than $0.01.


10  Schwab Municipal Money Fund TM

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM

Ticker symbol:  Sweep Shares: SWCXX


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                   Schwab California Municipal Money Fund TM  11

                        For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

12  Schwab California Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]


       2.95    2.64    2.42    3.02    1.99    0.83    0.46    0.59    1.76    2.79

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.81% Q4 2000
WORST QUARTER: 0.07% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.79     1.28       1.94


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.37
                                                                        -------
Total annual operating expenses                                           0.69
Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.62
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.62% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $63                  $214                 $377                 $852


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                   Schwab California Municipal Money Fund TM  13

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.79       1.76       0.59       0.46       0.83


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.64       0.65       0.65       0.65       0.65
  Gross operating expenses                                 0.82       0.82       0.82       0.82       0.82
  Net investment income                                    2.77       1.74       0.58       0.45       0.83
Net assets, end of period ($ X 1,000,000)                 4,539      4,134      4,147      4,169      4,056



1 Per-share amount was less than $0.01.


14  Schwab California Municipal Money Fund TM

SCHWAB NEW YORK MUNICIPAL MONEY FUND TM

TICKER SYMBOL: SWEEP SHARES: SWNXX


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).
- Diversification: requirements for diversification limit the fund's exposure to any given issuer.
- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                     Schwab New York Municipal Money Fund TM  15

                        For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

16  Schwab New York Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]


       2.96    2.78    2.59    3.39    2.06    0.80    0.41    0.56    1.78    2.82

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.90% Q4 2000
WORST QUARTER: 0.06% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.82     1.27       2.01


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.34
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.38
                                                                        -------
Total annual operating expenses                                           0.72
Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $223                 $394                 $888


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                     Schwab New York Municipal Money Fund TM  17

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.82       1.78       0.56       0.41       0.80


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.65       0.66       0.69       0.69       0.69
  Gross operating expenses                                 0.84       0.84       0.84       0.84       0.85
  Net investment income                                    2.80       1.75       0.55       0.41       0.80
Net assets, end of period ($ X 1,000,000)                 1,217      1,031      1,073      1,038        944



1 Per-share amount was less than $0.01.


18  Schwab New York Municipal Money Fund TM

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM

Ticker symbol:  Sweep Shares: SWJXX


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                   Schwab New Jersey Municipal Money Fund TM  19

                        For New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW JERSEY AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

20  Schwab New Jersey Municipal Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]


       2.58    3.38    2.13    0.84    0.43    0.57    1.80    2.82

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.89% Q4 2000
WORST QUARTER: 0.06% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                                                     Since
                                                               1 year   5 years   inception 1
---------------------------------------------------------------------------------------------
FUND                                                            2.82     1.29        1.92


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.40
                                                                        -------
Total annual operating expenses                                           0.75
Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------



*  Restated to reflect current expenses.



** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year             3 years             5 years             10 years
--------------------------------------------------------------------------------
       $66                 $230                $407                $921


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                   Schwab New Jersey Municipal Money Fund TM  21

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03       0.02       0.01       0.00(1)    0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.00)(1)   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.82       1.80       0.57       0.43       0.84


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65       0.65       0.65       0.65       0.66(2)
  Gross operating expenses                                  0.88       0.86       0.86       0.86       0.89
  Net investment income                                     2.78       1.78       0.57       0.43       0.83
Net assets, end of period ($ X 1,000,000)                    513        472        448        463        425



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.


22  Schwab New Jersey Municipal Money Fund TM

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM

TICKER SYMBOL: SWEEP SHARES: SWEXX

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                 Schwab Pennsylvania Municipal Money Fund TM  23

                        For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE COMMONWEALTH OF PENNSYLVANIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

24  Schwab Pennsylvania Municipal Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31


[BAR CHART]

       2.71    3.57    2.20    0.87    0.49    0.62    1.82    2.85

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.08% Q3 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                  Since
                                                inception
                            1 year   5 years        1
----------------------------------------------------------
FUND                         2.85     1.33        2.00


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.41
                                                                        -------
Total annual operating expenses                                           0.76
Less expense reduction                                                   (0.11)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------



* Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year             3 years              5 years              10 years
--------------------------------------------------------------------------------
       $66                 $232                 $412                 $932


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                 Schwab Pennsylvania Municipal Money Fund TM  25

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03       0.02       0.01       0.00(1)    0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.00)(1)   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.85       1.82       0.62       0.49       0.87


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65       0.65       0.65       0.65       0.65
  Gross operating expenses                                  0.89       0.88       0.86       0.87       0.89
  Net investment income                                     2.81       1.82       0.62       0.48       0.87
Net assets, end of period ($ X 1,000,000)                    412        378        346        328        301



1 Per-share amount was less than $0.01.


26  Schwab Pennsylvania Municipal Money Fund TM

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Ticker symbol:  Sweep Shares: SWDXX


STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM MASSACHUSETTS ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND MASSACHUSETTS PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                Schwab Massachusetts Municipal Money Fund TM  27

                        For Massachusetts taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF AN INVESTMENT DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF MASSACHUSETTS AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

28  Schwab Massachusetts Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing the fund's performance (which varies over time) and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


       0.64    1.78    2.81

        04      05      06

BEST QUARTER: 0.74% Q4 2006
WORST QUARTER: 0.10% Q1 2004


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06


                                                                           Since
                                                               1 year   inception 1
-----------------------------------------------------------------------------------
FUND                                                            2.81        1.52


1 Inception: 5/16/03.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.42
                                                                        -------
Total annual operating expenses                                           0.77
Less expense reduction                                                   (0.12)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------



* Restated to reflect current expenses.


** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% through 4/29/08.


EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $234                 $416                 $943


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                Schwab Massachusetts Municipal Money Fund TM  29

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                         1/1/06-    1/1/05-    1/1/04-    5/16/03 1-
                                                         12/31/06   12/31/05   12/31/04    12/31/03
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00          1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01          0.00 2
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)        (0.00) 2
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00          1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.81       1.78       0.64          0.30 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.65       0.63       0.60          0.51 4,5
  Gross operating expenses                                 0.90       0.87       0.86          0.86 4
  Net investment income                                    2.77       1.76       0.63          0.48 4
Net assets, end of period ($ X 1,000,000)                   399        351        386           363



1 Commencement of operations.



2 Per-share amount was less than $0.01.



3 Not annualized.



4 Annualized.



5 In addition to the guaranteed expense limit in place, the investment advisor voluntarily reduced the fund's annualized operating expenses by an additional 0.09%.


30  Schwab Massachusetts Municipal Money Fund TM

                  FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.



                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.17% for the Schwab AMT Tax-Free Money Fund TM, 0.21% for the Schwab Municipal Money Fund TM, 0.21% for the Schwab California Municipal Money Fund TM, 0.20% for the Schwab New York Municipal Money Fund TM, 0.15% for the Schwab New Jersey Municipal Money Fund TM, 0.14% for the Schwab Pennsylvania Municipal Money Fund TM and 0.13% for the Schwab Massachusetts Municipal Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  Effective January 1, 2007, for its advisory and administrative services to the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts Municipal Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.



                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES


The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

--------------------------------------------------------------------------------
MUNICIPAL MONEY funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
--------------------------------------------------------------------------------

SELLING/EXCHANGING SHARES


When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

34  Investing in the funds

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholders purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason.



- To redeem your shares if your Schwab account is no longer eligible for the fund.


- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

SOME FUNDS MAY HAVE TAX CONSEQUENCES. The AMT Tax-Free Money Fund's and Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which certain of the funds may invest may produce income that is subject to the AMT. To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

36  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.


   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.


   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Municipal Money Funds --
    Sweep Investments TM                      811-5954





   REG13851FLD-09



SCHWAB MUNICIPAL MONEY FUNDS - SWEEP INVESTMENTS TM



PROSPECTUS
April 30, 2007


                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION





                          SCHWAB MUNICIPAL MONEY FUNDS

                         SCHWAB MUNICIPAL MONEY FUND TM
                   SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
                    SCHWAB NEW YORK MUNICIPAL MONEY FUND TM
                   SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM
                  SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM

                       SCHWAB AMT TAX-FREE MONEY FUND TM

                  SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND TM


                                 APRIL 30, 2007



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated April 30, 2007 (as amended from time to time).


To obtain a free copy of any of the prospectuses, please contact Schwab Funds(R) at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at: http://www.schwab.com/schwabfunds.

Each fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the "Schwab Funds."


The funds' audited financial statements from the funds' annual reports for the fiscal year ended December 31, 2006, are incorporated by reference into this SAI. A copy of a fund's 2006 annual report is delivered with the SAI.



                                    TABLE OF CONTENTS                                        Page
                                                                                             ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS........................................................................   2
MANAGEMENT OF THE FUNDS......................................................................  16
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................................  25
INVESTMENT ADVISORY AND OTHER SERVICES.......................................................  25
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................................  29
DESCRIPTION OF THE TRUST.....................................................................  32
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS........................................................................  33
TAXATION.....................................................................................  35
APPENDIX A -- RATINGS OF INVESTMENT SECURITIES...............................................  43
APPENDIX B -- DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES..............................  44

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax.

Schwab California Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and California personal income tax.

Schwab New York Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New York state and local personal income tax.

Schwab New Jersey Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New Jersey personal income tax.

Schwab Pennsylvania Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Pennsylvania personal income tax.


Schwab AMT Tax-Free Money Fund seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity.


Schwab Massachusetts Municipal Money Fund TM seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Massachusetts personal income tax.

Each fund's investment objective may be changed only by a vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund. There is no guarantee the funds will achieve their objectives.

The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES

Schwab Municipal Money Fund TM (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab California Municipal Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab New York Municipal Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab New Jersey Municipal Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New Jersey municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab Pennsylvania Municipal Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab AMT Tax-Free Money Fund TM (a national municipal money fund) seeks to achieve its investment objective by investing in money market securities from states and municipal agencies around the country and from U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes.


Schwab Massachusetts Municipal Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Massachusetts municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund may invest more than 25% of its total assets in private activity bonds and municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. To the extent a fund invests a substantial portion of its assets in private activity bond and municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal risk.

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund, except the Schwab Municipal Money Fund TM and the Schwab AMT Tax-Free Money Fund, is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC in Rule 2a-7 that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. The Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund may invest up to 25% of their assets in "first tier" securities of a single issuer for a period of up to three business days.


FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INTERFUND BORROWING AND LENDING. The SEC has granted an exemption to the Schwab Funds that permits the funds to borrow money from and/or lend money to other Schwab Funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations ("municipal issuers"). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. The funds may also acquire and hold "conduit securities," which are securities issued by a municipal issuer involving an arrangement or agreement with a person other than a municipal issuer to provide for, or secure repayment of, the securities. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue

Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is eligible, with respect to its validity and tax status, to be purchased by a fund.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments by money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions imposed by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest at least 80% of their net assets in securities that pay income that is exempt from federal taxes and the taxes of a particular state. These funds may invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions. They also may invest in securities issued by certain U.S. territories and possessions, such as Puerto Rico, that pay income that is exempt from federal and state income tax.


Securities of state-specific municipal funds are subject to the same general risks associated with other municipal funds' securities. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For example, the ability of issuers to pay interest on, and repay principal of, municipal securities of a given state may be affected by:
(1) amendments to the state's Constitution and related statutes that limit the taxing and spending authority of the state's government entities; (2) voter initiatives; (3) civil actions; (4) a wide variety of state laws and regulations; and (5) the general financial condition of the state. Accordingly, a fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.



Municipal securities that are payable only from the revenues derived from a particular facility may be adversely affected by a state's laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal. For example, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities may have the effect of reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a state governmentally created fund, may be adversely affected by state laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of predicting (a) which specific municipal securities a state-specific municipal fund will invest from time to time; and (b) the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations in a given state, it is not presently possible to determine the impact of such laws and regulations on the securities in which a state-specific municipal fund may invest or on the shares of the state-specific municipal fund.



In addition, the Trust cannot predict what legislation, if any, may be proposed in a state's legislature in regards to the state personal income tax status of the interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal securities for investment by a fund and the value of the fund's investments. Further, in January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's tax-exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. The Kentucky Supreme Court declined to review this decision. Kentucky officials have asked the United States Supreme Court to review the Davis decision, and the United States Supreme Court is treating the Davis case as a "related case" to United Haulers v. Oneida-Herkimer Solid Waste, which also involves a "dormant Commerce Clause" issue. As a "related case," the decision in the Oneida case may either resolve or substantially influence the dispute in the Davis case. A decision in the Oneida case is expected during the summer of 2007. If the United States Supreme Court were to affirm the Davis decision, other states' tax treatment of state and local government bonds may also be held to be unconstitutional. If the tax-exempt treatment of state and local government bonds were held to unlawfully discriminate against interstate commerce, this could cause interest on such tax-exempt obligations held by a fund to become taxable and the market value of such obligations to decline, which, in turn, would negatively affect the value of the fund's shares.



These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.





TEMPORARY DEFENSIVE INVESTMENTS. Under normal conditions, each fund does not intend to invest more than 20% of its net assets in securities whose interest is subject to federal income tax. With respect to the state-specific municipal money funds, the funds do not intend to invest, under normal conditions, more than 20% of their net assets in securities whose interest is subject to the respective state's income taxes. Accordingly, each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. In addition, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes. For the Schwab AMT Tax-Free Money Fund, under normal conditions, the fund does not currently intend to invest in any municipal securities whose interest is subject to the AMT. However, from time to time, as a temporary defensive measure or under abnormal market conditions, the fund may make temporary investments in securities whose interest is subject to federal income tax and in municipal securities whose interest is subject to the AMT.


U.S. GOVERNMENT SECURITIES. Many U.S. government securities are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a fund's share price or yield to fall.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds grant the investors the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes. As consideration for providing the option, the agent receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bonds may be considered derivatives and are subject to the risk thereof.

The funds may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the "IRS") will agree with such counsel's opinion in any particular case, there is a risk that a fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions is unclear. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

EACH OF SCHWAB MUNICIPAL MONEY FUND TM, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM AND SCHWAB NEW YORK MUNICIPAL MONEY FUND TM MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase securities or make investments other than in accordance with investment objectives and policies.

SCHWAB MUNICIPAL MONEY FUND TM MAY NOT:

(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


EACH OF SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM, SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM, SCHWAB AMT TAX-FREE MONEY FUND AND SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND TM MAY NOT:


(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


THE SCHWAB AMT TAX-FREE MONEY FUND MAY NOT:



(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.


THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.


Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the diversification requirements set forth above.


Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(6)   Invest more than 10% of its net assets in illiquid securities.

(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

THE SCHWAB MUNICIPAL MONEY FUND TM MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, group of industries or in any one state (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).


THE SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM, THE SCHWAB NEW YORK MUNICIPAL MONEY FUND TM, THE SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM, THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM, THE SCHWAB AMT TAX-FREE MONEY FUND TM AND THE SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND TM MAY NOT:


(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS

The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment

Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.

Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of December 31, 2006, included 57 funds.


The tables below provide information about the trustees and officers for the Trust, which includes funds in this SAI. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.


Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:


  NAME, YEAR OF BIRTH, AND                                           NUMBER OF
 POSITION(S) WITH THE TRUST;              PRINCIPAL             PORTFOLIOS IN FUND
 (TERM OF OFFICE AND LENGTH          OCCUPATIONS DURING         COMPLEX OVERSEEN BY
      OF TIME SERVED 1)              THE PAST FIVE YEARS            THE TRUSTEE          OTHER DIRECTORSHIPS
      -----------------              -------------------            -----------          -------------------
INDEPENDENT TRUSTEES

Mariann Byerwalter             Chairman of JDN Corporate                 95          Board 1 -- Director, Redwood
1960                           Advisory LLC. From 1996 to                            Trust, Inc.
Trustee                        2001, Vice President for
(Trustee of CSFF since 2000.)  Business Affairs and Chief                            Board 2 -- Director, PMI Group,
                               Financial Officer of Stanford                         Inc.
                               University, and in 2001,
                               Special Advisor to the
                               President of Stanford
                               University.

Donald F. Dorward              Chief Executive Officer,                  57          None.
1931                           Dorward & Associates (corporate
Trustee                        management, marketing and
(Trustee of CSFF since         communications consulting
1989.)                         firm). From 1996-1999,
                               Executive Vice President and
                               Managing Director, Grey
                               Advertising. Prior to 1996,
                               President and Chief Executive
                               Officer, Allen & Dorward
                               Advertising.

  NAME, YEAR OF BIRTH, AND                                           NUMBER OF
 POSITION(S) WITH THE TRUST;              PRINCIPAL             PORTFOLIOS IN FUND
 (TERM OF OFFICE AND LENGTH          OCCUPATIONS DURING         COMPLEX OVERSEEN BY
      OF TIME SERVED 1)              THE PAST FIVE YEARS            THE TRUSTEE          OTHER DIRECTORSHIPS
      -----------------              -------------------            -----------          -------------------
William A. Hasler              Retired. Dean Emeritus, Haas             95           Board 1 -- Director, Mission
1941                           School of Business, University                        West Properties.
Trustee                        of California, Berkeley. Until
(Trustee of CSFF since 2000.)  February 2004, Co-Chief                               Board 2 -- Director, TOUSA.
                               Executive Officer, Aphton Corp.
                               (bio-pharmaceuticals). Prior                          Board 3 -- Director,
                               to August 1998, Dean of the                           Harris-Stratex Networks.
                               Haas School of Business,
                               University of California,                             Board 4 -- Director, Genitope
                               Berkeley (higher education).                          Corp.

                                                                                     Board 5 -- Director &
                                                                                     Non-Executive Chairman,
                                                                                     Solectron Corp.

                                                                                     Board 6 -- Director, Ditech
                                                                                     Networks.

Robert G. Holmes               Chairman, Chief Executive                 57          None.
1931                           Officer and Director, Semloh
Trustee                        Financial, Inc. (international
(Trustee of CSFF since         financial services and
1989.)                         investment advisory firm).

Gerald B. Smith                Chairman and Chief Executive              57          Board 1 -- Board of Cooper
1950                           Officer and founder of Smith                          Industries.
Trustee                        Graham & Co. (investment
(Trustee of CSFF since 2000.)  advisors).                                            Board 2 -- Chairman of the Audit
                                                                                     Committee of Oneok Partners LP.

Donald R. Stephens             Managing Partner, D.R. Stephens           57          None.
1938                           & Company (investments). Prior
Trustee                        to 1996, Chairman and Chief
(Trustee of CSFF since         Executive Officer of North
1989.)                         American Trust (real estate
                               investment trust).

  NAME, YEAR OF BIRTH, AND                                           NUMBER OF
 POSITION(S) WITH THE TRUST;              PRINCIPAL             PORTFOLIOS IN FUND
 (TERM OF OFFICE AND LENGTH          OCCUPATIONS DURING         COMPLEX OVERSEEN BY
      OF TIME SERVED 1)              THE PAST FIVE YEARS            THE TRUSTEE          OTHER DIRECTORSHIPS
      -----------------              -------------------            -----------          -------------------
Michael W. Wilsey              Chairman and Chief Executive              57          None.
1943                           Officer, Wilsey Bennett, Inc.
Trustee                        (real estate investment and
(Trustee of CSFF since         management, and other
1989.)                         investments).

INTERESTED TRUSTEES

Charles R. Schwab 2            Chairman, Chief Executive                 57          None.
1937                           Officer and Director, The
Chairman and Trustee           Charles Schwab Corporation,
(Chairman and Trustee of       Charles Schwab & Co., Inc.;
CSFF since 1989.)              Chairman and Director, Charles
                               Schwab Investment Management,
                               Inc., Charles Schwab Bank, N.
                               A.; Chairman and Chief
                               Executive Officer, Schwab (SIS)
                               Holdings Inc. I, Schwab
                               International Holdings, Inc.;
                               Chief Executive Officer and
                               Director, Schwab Holdings,
                               Inc.; Director, U.S. Trust
                               Company, N. A., U.S. Trust
                               Corporation, United States
                               Trust Company of New York.
                               Until May 2003, Co-Chief
                               Executive Officer, The Charles
                               Schwab Corporation.

Randall W. Merk 2              Executive Vice President and              95          None.
1954                           President, Schwab Financial
Trustee                        Products, Charles Schwab & Co.,
(Trustee of CSFF since 2005.)  Inc.; Director, Charles Schwab
                               Asset Management (Ireland)
                               Limited and Charles Schwab
                               Worldwide Funds PLC. From
                               September 2002 to

  NAME, YEAR OF BIRTH, AND                                           NUMBER OF
 POSITION(S) WITH THE TRUST;              PRINCIPAL             PORTFOLIOS IN FUND
 (TERM OF OFFICE AND LENGTH          OCCUPATIONS DURING         COMPLEX OVERSEEN BY
      OF TIME SERVED 1)              THE PAST FIVE YEARS            THE TRUSTEE          OTHER DIRECTORSHIPS
      -----------------              -------------------            -----------          -------------------
                               July 2004,
                               Chief Executive Officer and
                               President, Charles Schwab
                               Investment Management, Inc. and
                               Executive Vice President,
                               Charles Schwab & Co., Inc.
                               Prior to September 2002,
                               President and Chief Investment
                               Officer, American Century
                               Investment Management, and
                               Director, American Century
                               Companies, Inc.



                  NAME, YEAR OF BIRTH, AND
                POSITION(S) WITH THE TRUST;
        (TERM OF OFFICE AND LENGTH OF TIME SERVED 3)               PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
        --------------------------------------------               ------------------------------------------------
OFFICERS

Evelyn Dilsaver                                               President, Chief Executive Officer, and Director, Charles
1955                                                          Schwab Investment Management, Inc.; Executive Vice President,
President and Chief Executive Officer                         Charles Schwab & Co., Inc; President and Chief Executive
(Officer of CSFF since 2004.)                                 Officer, Laudus Trust and Laudus Variable Insurance Trust;
                                                              President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds,
                                                              Inc., and Excelsior Funds Trust; President, Mutual Fund
                                                              Division, UST Advisers, Inc. From June 2003 to July 2004,
                                                              Senior Vice President, Asset Management Products and Services,
                                                              Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice
                                                              President, Chief Financial Officer, and Chief Administrative
                                                              Officer, U.S. Trust , a subsidiary of The Charles Schwab
                                                              Corporation.

                  NAME, YEAR OF BIRTH, AND
                POSITION(S) WITH THE TRUST;
        (TERM OF OFFICE AND LENGTH OF TIME SERVED 3)               PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
        --------------------------------------------               ------------------------------------------------
George Pereira                                                Senior Vice President and Chief Financial Officer, Charles
1964                                                          Schwab Investment Management, Inc.; Chief Financial Officer,
Treasurer and Principal Financial Officer                     Laudus Trust and Laudus Variable Insurance Trust; Chief
(Officer of CSFF since 2004.)                                 Financial Officer and Chief Accounting Officer, Excelsior Funds
                                                              Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds
                                                              Trust; Chief Financial Officer, Mutual Fund Division, UST
                                                              Advisers, Inc. Director, Charles Schwab Worldwide Fund, PLC
                                                              and Charles Schwab Asset Management (Ireland) Limited. From
                                                              December 1999 to November 2004, Sr. Vice President, Financial
                                                              Reporting, Charles Schwab & Co., Inc.

Koji E. Felton                                                Senior Vice President, Chief Counsel and Corporate Secretary,
1961                                                          Charles Schwab Investment Management, Inc.; Senior Vice
Secretary and Chief Legal Officer                             President and Deputy General Counsel, Charles Schwab & Co.,
(Officer of CSFF since 1998.)                                 Inc. Chief Legal Officer, Laudus Trust, Laudus Variable
                                                              Insurance Trust. Chief Legal Officer and Secretary, Excelsior
                                                              Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior
                                                              Funds Trust. Prior to June 1998, Branch Chief in Enforcement
                                                              at U.S. Securities and Exchange Commission in San Francisco.

Randall Fillmore                                              Senior Vice President and Chief Compliance Officer, Charles
1960                                                          Schwab Investment Management, Inc.; Senior Vice President,
Chief Compliance Officer and AML Officer                      Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus
(Officer of CSFF since 2002.)                                 Trust, Laudus Variable Insurance Trust, Excelsior Funds Inc.,
                                                              Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.
                                                              From 2002 to 2003, Vice President, Charles Schwab & Co., Inc.,
                                                              and Charles Schwab Investment Management, Inc. From 2000 to
                                                              2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Kimon P. Daifotis                                             Senior Vice President and Chief Investment Officer -- Fixed
1959                                                          Income, Charles Schwab Investment Management, Inc. Prior to
Senior Vice President and Chief Investment Officer -- Fixed   2004, Vice President and Sr. Portfolio Manager, Charles Schwab
Income                                                        Investment Management, Inc.
(Officer of CSFF since 2004.)

Jeffrey M. Mortimer                                           Senior Vice President and Chief Investment Officer -- Equities,
1963                                                          Charles Schwab Investment Management, Inc.; Vice President and
Senior Vice President and Chief Investment Officer --         Chief Investment Officer, Laudus Trust and Laudus Variable
Equities                                                      Insurance Trust. Prior to 2004, Vice President and Sr.
(Officer of CSFF since 2004.)                                 Portfolio Manager, Charles Schwab Investment Management, Inc.

Catherine MacGregor                                           Vice President, Charles Schwab & Co., Inc., Charles Schwab
1964                                                          Investment Management, Inc., and Laudus Trust

                  NAME, YEAR OF BIRTH, AND
                POSITION(S) WITH THE TRUST;
        (TERM OF OFFICE AND LENGTH OF TIME SERVED 3)               PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
        --------------------------------------------               ------------------------------------------------
Vice President                                                and Laudus Variable Insurance Trust; since 2006, Chief Counsel,
(Officer of CSFF since 2005                                   Laudus Trust and Laudus Variable Insurance Trust; until July 2005,
                                                              Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo                                                    Vice President, Compliance, Charles Schwab Investment,
1964                                                          Management, Inc., and Laudus Trust and Laudus Variable
Vice President                                                Insurance Trust; until September 2004, Vice President, Client,
(Officer of CSFF since 2005                                   Sales & Services Controls, Charles Schwab & Co., Inc.

Michael Haydel                                                Vice President, Asset Management Client Services, Charles
1972                                                          Schwab & Co., Inc.; Vice President and AML Officer, Laudus
Vice President                                                Trust and Laudus Variable Insurance Trust. Until March 2004,
(Officer of CSFF since 2006                                   Director, Charles Schwab & Co., Inc.



1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds(R) retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.



2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.



3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.


                               TRUSTEE COMMITTEES

The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:

            - The Audit and Compliance Committee (formerly the Audit/Portfolio Compliance Committee) has oversight responsibility for the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and for the Trust's overall system of internal controls. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Hasler, Holmes, Wilsey and Ms. Byerwalter are members of this Committee. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met 4 times during the most recent fiscal year.

            - The primary purpose of the Governance Committee is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Hasler and Holmes and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 4 times during the most recent fiscal year.



            - The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Smith, Stephens and Wilsey are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 4 times during the most recent fiscal year.



            - The primary purposes of the Marketing, Distribution and Shareholder Services Committee are to review matters relating to the marketing of the Funds' shares; to oversee the quality and cost of shareholder services provided to the Trust and its shareholders pursuant to the shareholder servicing and/or administrative service plans; and to oversee the Trust's distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Smith and Stephens are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 4 times during the most recent fiscal year.


                              TRUSTEE COMPENSATION


The following table provides trustee compensation for the fiscal year ending December 31, 2006. Certain of this information is for the Fund Complex, which included 95 funds as of December 31, 2006.



                                ($)        Pension or Retirement Benefits                  ($)
                             Aggregate         Accrued as Part of Fund        Total Compensation from Fund
     Name of Trustee        Compensation              Expenses                           Complex
     ---------------        ------------              --------                           -------
INTERESTED TRUSTEES

Charles R. Schwab                    0                    N/A                                  0

Randy Merk                           0                    N/A                                  0

INDEPENDENT TRUSTEES

Mariann Byerwalter            $111,189                 $8,856                           $285,891

Donald F. Dorward             $111,156                    N/A                           $199,500

William A. Hasler             $111,156                 $8,856                           $285,891

Robert G. Holmes              $111,156                    N/A                           $199,500

Gerald B. Smith               $111,156                    N/A                           $199,500

Donald R. Stephens            $108,796                    N/A                           $195,500

                                ($)        Pension or Retirement Benefits                  ($)
                             Aggregate         Accrued as Part of Fund        Total Compensation from Fund
     Name of Trustee        Compensation              Expenses                           Complex
     ---------------        ------------              --------                           -------
Michael W. Wilsey             $100,342                   N/A                            $180,300


                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE


The following tables provide each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2006. As of December 31, 2006, the Family of Investment Companies included 57 funds.



                                               Dollar Range of Trustee
                                                Ownership of the Fund:
                           -----------------------------------------------------------------
                             Schwab           Schwab          Schwab New       Schwab New              Aggregate Dollar Range
                           Municipal        California           York            Jersey                Of Trustee Ownership In
                             Money        Municipal Money      Municipal     Municipal Money          the Family of Investment
    Name of Trustee         Fund TM           Fund TM        Money Fund TM       Fund TM                      Companies
    ---------------         -------           -------        -------------       -------                      ---------
INTERESTED TRUSTEES

Charles R. Schwab             None         Over $100,000         None              None                  Over $100,000

Randy Merk                    None              None             None              None                  Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter            None              None             None              None                  Over $100,000

Donald F. Dorward             None              None             None              None                  Over $100,000

William A. Hasler             None              None             None              None                  Over $100,000

Robert G. Holmes              None              None             None              None                  Over $100,000

Gerald B. Smith               None              None             None              None                  Over $100,000

Donald R. Stephens            None              None             None              None                  Over $100,000

Michael W. Wilsey             None              None             None              None                  Over $100,000

                                               Dollar Range of Trustee
                                                Ownership of the Fund:
                            ---------------------------------------------------------------
                                Schwab             Schwab AMT                     Schwab               Aggregate Dollar Range
                             Pennsylvania           Tax-Free                  Massachusetts            Of Trustee Ownership In
                            Municipal Money           Money                     Municipal             the Family of Investment
     Name of Trustee            Fund TM               Fund                    Money Fund TM                   Companies
     ---------------            -------               ----                    -------------                   ---------
INTERESTED TRUSTEES

Charles R. Schwab                 None                None                         None                    Over $100,000

Randy Merk                        None                None                         None                    Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter                None                None                         None                    Over $100,000

Donald F. Dorward                 None                None                         None                    Over $100,000

William A. Hasler                 None                None                         None                    Over $100,000

Robert G. Holmes                  None                None                         None                    Over $100,000

Gerald B. Smith                   None                None                         None                    Over $100,000

Donald R. Stephens                None                None                         None                    Over $100,000

Michael W. Wilsey                 None                None                         None                    Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as described under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.






               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 4, 2007, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of April 2, 2007, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:

SCHWAB AMT TAX-FREE MONEY FUND -- VALUE ADVANTAGE SHARES
Russell Martin Yett                                                        8.25%
47-065 Kam Hwy
Kaneohe, HI 96744


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

ADVISORY AGREEMENT

The continuation of a fund's Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.


First $1 billion -- 0.35%
More than $1 billion but not exceeding $10 billion -- 0.32%
More than $10 billion but not exceeding $20 billion -- 0.30%
More than $20 billion but not exceeding $40 billion -- 0.27%
More than $40 billion -- 0.25%



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Municipal Money Fund TM paid net investment advisory fees of $28,121,000 (fees were reduced by $17,253,000), $27,004,000 (fees were reduced by 17,852,000) and
$28,110,000 (fees were reduced by $17,980,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab California Municipal Money Fund TM paid net investment advisory fees of $15,548,000 (fees were reduced by $9,766,000),

$15,377,000 (fees were reduced by $9,788,000) and $17,423,000 (fees were reduced by $10,843,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab New York Municipal Money Fund TM paid net investment advisory fees of $3,817,000 (fees were reduced by $2,543,000), $3,832,000 (fees were reduced by $2,761,000) and
$4,282,000 (fees were reduced by $3,185,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab New Jersey Municipal Money Fund TM paid net investment advisory fees of $825,000 (fees were reduced by $995,000), $763,000 (fees were reduced by $983,000) and $730,000
(fees were reduced by $1,123,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Pennsylvania Municipal Money Fund TM paid net investment advisory fees of $577,000 (fees were reduced by $743,000), $543,000 (fees were reduced by $839,000) and $553,000
(fees were reduced by $938,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab AMT Tax-Free Money Fund paid net investment advisory fees of $2,251,000 (fees were reduced by $2,204,000), $2,164,000 (fees were reduced by $2,362,000) and $1,843,000 (fees were reduced by $2,442,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Massachusetts Municipal Fund paid net investment advisory fees of $438,000 (fees were reduced by $976,000), $504,000 (fees were reduced by $843,000) and $477,000
(fees were reduced by $935,000), respectively.



Schwab and the investment adviser have agreed to limit each of the Sweep Shares of the Schwab New York Municipal Money Fund's TM, the Schwab New Jersey Municipal Money Fund's TM, the Schwab Pennsylvania Municipal Money Fund's TM and the Schwab Massachusetts Municipal Money Fund's TM "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65%, respectively, through April 29, 2008.



Schwab and the investment adviser have agreed to limit each of the Value Advantage Shares of the Schwab Municipal Money Fund's TM, Schwab California Municipal Money Fund's TM and Schwab New York Municipal Money Fund's TM "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45%, respectively, through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab Municipal Money Fund's Institutional Shares' and Select Shares'(R) "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.24% and 0.35%, respectively, through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab Municipal Money Fund's Sweep Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.63% through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab AMT Tax-Free Money Fund's Sweep Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.63% through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab AMT Tax-Free Money Fund's Value Advantage Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% through April 29, 2008.

Schwab and the investment adviser have agreed to limit the Schwab California Municipal Money Fund's Sweep Shares "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.62% through April 29, 2008.



An expense cap, where applicable, is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.15% of the Sweep Shares' average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Municipal Money Fund TM, Schwab California Municipal Money Fund TM, Schwab New York Municipal Money Fund TM, and Schwab AMT Tax-Free Money Fund TM, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.05% of each share class' average daily net assets.


For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.20% of the Sweep Shares' average daily net assets.


For the services performed as shareholder services agent under its contract with the Schwab Municipal Money Fund TM, Schwab California Municipal Money Fund TM, Schwab New York Municipal Money Fund TM and Schwab AMT Tax-Free Money Fund TM, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.17% of each share class' average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, serves as custodian and fund accountant for the funds.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is Three Embarcadero Center, San Francisco, CA 94111-4004. Each fund's audited financial statements for the fiscal year ending December 31, 2006, are included in the fund's annual report that is supplied with the SAI.


                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 OTHER EXPENSES

The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.

                          PORTFOLIO HOLDINGS DISCLOSURE

The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund's policies and procedures by the Chief Compliance

Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of the fund's portfolio holdings information.

A complete list of each fund's portfolio holdings is published on the Schwab Funds website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the funds also provide on the website monthly information regarding certain attributes of a fund's portfolio, such as a fund's sector weightings, portfolio composition, credit quality and duration and maturity, as applicable. The information on the website is publicly available to all categories of persons.

Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

In addition, the funds' service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.

The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis includes, but is not limited to, the allocation of a fund's portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.

                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.


                                  PROXY VOTING



The Board of Trustees of the Trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM's Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM's Proxy Voting Policy and Procedures is included in Appendix B.



The Trust is required to disclose annually a fund's complete proxy voting record on Form N-PX. A fund's proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab Funds' website at www.schwab.com/schwabfunds. A fund's Form N-PX is also available on the SEC's website at www.sec.gov.


                             REGULAR BROKER-DEALERS

Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2006, no fund purchased securities issued by its regular broker-dealers.


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and the following federal holiday observances:
Columbus Day and Veterans Day. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The following NYSE holiday closings are currently scheduled for 2007: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.


As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.


Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


Each of Schwab California Municipal Money Fund TM, Schwab New York Municipal Money Fund TM and Schwab AMT Tax-Free Money Fund is composed of two classes of shares. Schwab Municipal Money Fund TM is composed of four share classes. Each fund's share classes share a common investment portfolio and objective but have different minimum investment requirements and different expenses. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account. The Value Advantage, Select and Institutional Shares do not have a sweep feature.

                         EXCHANGING SHARES OF THE FUNDS


Shares of any Schwab Funds, including any class of shares, may be sold and the shares of any other Schwab Fund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied, including any investor eligibility requirements. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement.



The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above a fund's $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax, at regular corporate rates on its net income, including any net realized capital gains.



The fund is treated as a separate entity for federal income tax purposes and is not combined with the trust's other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.



A fund's transactions in futures contracts, options and certain other investment activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. A fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.


                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.


Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.


Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007 are not subject to U.S. withholding tax, if, subject to certain exceptions, such dividends qualify as interest related dividends or as short-term capital gain dividends. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Tax-exempt income, including exempt interest dividends paid by a fund, are taken into account in determining whether a portion of a shareholder's social security or railroad retirement benefits will be subject to federal income.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.

The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.

                            STATE TAX CONSIDERATIONS

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable fund's transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.

                          CALIFORNIA TAX CONSIDERATIONS

The Schwab California Municipal Money Fund TM intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.

If the fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. The fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.

                           NEW YORK TAX CONSIDERATIONS

Dividends paid by the Schwab New York Municipal Money Fund TM that are derived from interest on municipal securities issued by New York State and its political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on municipal securities issued by New York and its political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if the entity receiving the dividends has a sufficient nexus with New York State or New York City.

Other dividends and distributions from other state's municipal securities, U.S. government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

                          NEW JERSEY TAX CONSIDERATIONS

Under current law, investors in the Schwab New Jersey Municipal Money Fund TM will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the fund's disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company with the SEC; (2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; (3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and (4) complying with certain continuing reporting requirements.

However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund. The state of New Jersey indicates that its existing statutes and regulation are under review.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for a qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Schwab Pennsylvania Municipal Money Fund TM from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.

Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock tax or franchise tax.

The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.

Shares of the Schwab Pennsylvania Municipal Money Fund TM may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.













                        MASSACHUSETTS TAX CONSIDERATIONS

Under current law, investors in the fund will not be subject to the Massachusetts personal income tax on distributions from the fund attributable to interest income from Massachusetts municipal securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities. Massachusetts requires that the fund properly designate such dividends in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's taxable year.

Distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's tax year.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

                  APPENDIX A -- RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

         APPENDIX B - DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
                              AS OF APRIL 19, 2007

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Fund Administration, Legal, and Portfolio Management Departments, and chaired by CSIM's Vice President-Portfolio Operations & Analytics. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Glass Lewis & Co. ("Glass Lewis"), as an additional expert in proxy voting, to assist CSIM in voting proxies of limited partnerships. Glass Lewis is an independent provider of global proxy research and voting recommendations.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.



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      Except under each of the circumstances described below, the Proxy
Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

      ISS's Proxy Procedures are not intended to cover proxies of limited partnerships ("LP Proxies"), and accordingly ISS does not provide analysis or voting recommendations for LP Proxies. To assist in its responsibility for voting LP Proxies, the Proxy Committee has received and reviewed Glass Lewis's written proxy policy guidelines ("Glass Lewis's Proxy Procedures") and has determined that Glass Lewis's Proxy Procedures are consistent with CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to Glass Lewis's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients. In general, the Proxy Committee or its designee will instruct ISS to vote an LP Proxy consistent with the recommendation provided by Glass Lewis in accordance with Glass Lewis's Proxy Procedures.

      For proxy issues, including LP Proxy issues, that are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS or Glass Lewis, as applicable. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

      With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.

      In addition to ISS not providing analyses or recommendations for LP Proxies, there may be other circumstances in which ISS does not provide an analysis or recommendation for voting a security's proxy. In that event, and when the following criteria are met, two members of the

Proxy Committee, including at least one representative from equity Portfolio Management, may decide how to vote such proxy in order to maximize the value of that particular holding. The following criteria must be met: (1) For each Fund that holds the security in its portfolio, the value of the security must represent less than one tenth of one cent in the Fund's NAV, and (2) the security's value must equal less than $50,000 in the aggregate across all of the Funds and separate accounts that hold this security. Any voting decision made under these circumstances will be reported to the Proxy Committee at its next scheduled meeting.

      Conflicts of Interest. Except as described above for proxies of mutual funds, where proxy issues present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures, or, in the case of LP Proxies, in accordance with Glass Lewis's recommendations as provided to ISS. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      o     proxy statements and ballots written in a foreign language;

      o     untimely and/or inadequate notice of shareholder meetings;

      o     restrictions of foreigner's ability to exercise votes;

      o     requirements to vote proxies in person;

      o the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

      o requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

      Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security's voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund's securities on loan and vote such securities' proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such



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securities' proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

At scheduled meetings of the Proxy Committee, attendance by four members (or their respective designates) constitutes a quorum. Two members of the Committee may make voting decisions under the limited circumstances described above.

CONCISE SUMMARY OF ISS 2007 PROXY VOTING GUIDELINES:

Effective for Meetings on or after Feb. 1, 2007
Updated Dec. 15, 2006

1. AUDITORS

AUDITOR RATIFICATION

VoteFOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent,

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or

      -     Fees for non-audit services ("Other" fees) are excessive.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

      -     Composition of the board and key board committees;

      -     Attendance at board and committee meetings;

      -     Corporate governance provisions and takeover activity;

      -     Disclosures under Section 404 of Sarbanes-Oxley Act;

      -     Long-term company performance relative to a market and peer index;

      -     Extent of the director's investment in the company;

      -     Existence of related party transactions;

      -     Whether the chairman is also serving as CEO;

      -     Whether a retired CEO sits on the board;

      -     Number of outside boards at which a director serves;

      - Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

      -     Sit on more than six public company boards;

      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

      - The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

      - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

      - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

      - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

      - The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section "Performance Test for Directors".

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      - The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

      -     The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

      - The non - audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

      - A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

      - There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

      - There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

      - The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

      - The company fails to submit one-time transfers of stock options to a shareholder vote;

      - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

      -     The company has backdated options (see "Options Backdating" policy);

      - The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.


CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

      - Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

            - Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

            - Serving as liaison between the chairman and the independent directors,

            -     Approving information sent to the board,

            -     Approving meeting agendas for the board,

            - Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

            - Having the authority to call meetings of the independent directors,

            - If requested by major shareholders, ensuring that he is available for consultation and direct communication;

      -     Two-thirds independent board;

      -     All-independent key committees;

      -     Established governance guidelines;

      -     The company does not under-perform its peers*.

*Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the Executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, on industry peers, and index).

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      - Long-term financial performance of the target company relative to its industry;

      -     Management's track record;

      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);

      - Strategic plan of dissident slate and quality of critique against management;

      - Likelihood that the proposed goals and objectives can be achieved (both slates);

      -     Stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. TAKEOVER DEFENSES

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

      -     Shareholders have approved the adoption of the plan; or

      - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      -     No lower than a 20% trigger, flip-in or flip-over;

      -     A term of no more than three years;

      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.


SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      - Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      - Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. STATE OF INCORPORATION

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

7. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), vote on a CASE-BY-CASE basis. In this situation, vote FOR the increase based on the company's performance, and whether the company's ongoing use of shares has shown prudence.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


8. EXECUTIVE AND DIRECTOR COMPENSATION

POOR PAY PRACTICES

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

      - Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

      - Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

      - Huge bonus payouts without justifiable performance linkage or proper disclosure;

      - Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

      - Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

      - New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);

      - Excessive severance provisions (e.g., including excessive change in control payments);

      - Change in control payouts without loss of job or substantial diminution of job duties;

      -     Internal pay disparity;

      -     Options backdating (covered in a separate policy); and

EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

      -     The total cost of the company's equity plans is unreasonable;

      - The plan expressly permits the repricing of stock options without prior shareholder approval;

      -     There is a disconnect between CEO pay and the company's performance;

      - The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

      -     The plan is a vehicle for poor pay practices.

DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:

      - Director stock ownership guidelines with a minimum of three times the annual cash retainer.

      -     Vesting schedule or mandatory holding/deferral period:

            - A minimum vesting of three years for stock options or restricted stock; or

            - Deferred stock payable at the end of a three-year deferral period.

      -     Mix between cash and equity:

            - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

            - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

      - No retirement/benefits and perquisites provided to non-employee directors; and

      - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85% of fair market value;

      -     Offering period is 27 months or less; and

      - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

      - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

      - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

      - Company matching contribution up to 25% of employee's contribution, which is effectively a discount of 20% from market value;

      - No discount on the stock price on the date of purchase, since there is a company matching contribution.

OPTIONS BACKDATING

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

      - Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      -     Length of time of options backdating;

      -     Size of restatement due to options backdating;

      - Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

      - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

      -     The triggering mechanism should be beyond the control of management;

      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

      - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

9. CORPORATE RESPONSIBILITY

ANIMAL RIGHTS

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

      - The company is conducting animal testing programs that are unnecessary or not required by regulation;

      - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

      - The company has been the subject of recent, significant controversy related to its testing programs.

DRUG PRICING AND RE-IMPORTATION

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

      -     The existing level of disclosure on pricing policies;

      -     Deviation from established industry pricing norms;

      - The company's existing initiatives to provide its products to needy consumers;

      - Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

TOBACCO

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

TOXIC CHEMICALS

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

      - New legislation is adopted allowing development and drilling in the ANWR region;

      -     The company intends to pursue operations in the ANWR; and

      - The company has not disclosed an environmental risk report for its ANWR operations.

CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:

      - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

      -     The company does not directly source from CAFOs.

GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

      -     The company does not maintain operations in Kyoto signatory markets;

      - The company already evaluates and substantially discloses such information; or,

      - Greenhouse gas emissions do not significantly impact the company's core businesses.

POLITICAL CONTRIBUTIONS

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

OUTSOURCING/OFF-SHORING

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

VoteCASE-BY-CASE on conversion proposals, considering the following factors:

      -     Past performance as a closed-end fund;

      -     Market in which the fund invests;

      -     Measures taken by the board to address the discount; and

      - Past shareholder activism, board activity, and votes on related proposals.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

GLASS LEWIS SUMMARY PROXY RESEARCH GUIDELINES:

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically possess a minimum of 2/3rds independence, a record of positive performance and directors with a breadth and depth of experience.

Any issues that arise with regards to the board of directors not addressed here will be evaluated and voted on a case-by-case basis.

Board Composition

We look at each individual on the board and examine his or her relationships with the company, the company's executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships (apart from compensation as a director) are likely to impact the decisions of that board member.

We vote in favor of governance structures that will drive performance and create shareholder value. The most crucial test of a board's commitment to the company and to its shareholders lies in the actions of the board and its members. The performance of directors in their capacity as board members and executives of the company and in their roles at other companies where they may have served is of the utmost importance.

We will typically vote in favor of a board composed of a minimum of 2/3rds independent directors. Further, we believe that only independent directors should serve on a company's audit, compensation, nominating and governance committees and will support boards with such a make-up and encourage change where this is not the case.

When chairmen and lead directors are deemed "independent" their independence should be indisputable or the company should not tout them as such.

We believe a director is independent if she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the three (3) years prior to the inquiry are usually considered to be "current" for purposes of this test. In the case of former employees, we apply a five (5) year look-back.

In our view, a director is affiliated if she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 20% or more of the company's voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will withhold from directors for the following reasons:

            1. A director who attends less than 75% of the board and applicable committee meetings.

            2. A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).

            3. A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

We also feel that the following conflicts of interest may hinder a director's performance:

            1.    CFO who presently sits on the board.

            2.    Director who presently sits on an excessive number of boards

            3. Director, or a director who has an immediate family member, who provides material professional services to the company at any time during the past three years

            4. Director, or a director who has an immediate family member, who engages in airplane, real estate or other similar deals, including perquisite type grants from the company

            5.    Interlocking directorships.

All key committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders.

Audit committee members:

Audit committee members should be mindful of fees paid to the independent auditor and the services underlying those fees. It is the duty of the audit committee to oversee the company's independent auditor, its internal controls and the filing of the company's financial statements. Further, we believe shareholders are best served when the company allows for shareholder ratification of the independent auditor at each annual meeting.

Compensation committee members:

The members of the compensation committee have the responsibility of overseeing the compensation packages awarded to the company's executives. To successfully fulfill their duty to shareholders, executive compensation should be in line with company performance.

Governance committee members:

Governance committee members should be independent. Their focus should be on implementing good corporate governance policies such as an independent chairman, or an independent lead/presiding director to endure proper oversight when the chairman is an insider or affiliate. The governance committee should focus on listening to shareholders and therefore we will oppose any members if they fail to implement a majority approved shareholder proposal with a direct and substantial impact on shareholders and their rights.

Nominating committee members:

Nominating committee members should be independent and should fulfill their duty to shareholders by meeting to nominate new directors and taking caution not to
(re)nominate a director who should not sit on the board due to independence or other issues.

Separation of the roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.

We view an independent chairman as better able to oversee the executives of the Company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not withhold votes from CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.

In the absence of an independent chairman, we support the existence of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.

Declassified Boards

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe that staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel that the annual election of directors encourages board members to focus on the interests of shareholders.

Mandatory Director Retirement Provisions

Director Term Limits

Glass Lewis believes that term limits can be in the best interests of shareholders when they are of the appropriate length. The experience of directors through their service over time can be a valuable asset to shareholders. However, periodic director rotation is needed to ensure a fresh perspective in the board room and the generation of new ideas and business strategies; therefore we may support term limits that are set at not less than 10 years.

Director Age Limits

Glass Lewis believes that age limits are not in the best interests of shareholders. The experience of directors through their service over time can be a valuable asset to shareholders. Age limits unfairly imply that older directors cannot contribute to the oversight of a company.

Auditor Ratification

The role of the auditor is crucial in protecting shareholder value. Glass Lewis generally supports management's recommendation regarding the selection of an auditor. Only in the following circumstances will we consider voting against:

            1.    The auditor has a conflict of interest

            2.    Non-audit fees exceed audit fees

            3.    Recent restatements involving auditor errors


Auditor Rotation

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Reporting Contributions and Political Spending

The area of campaign contributions is heavily regulated by federal, state and local laws. Most jurisdictions around the country have detailed disclosure laws and information on contributions is readily available to the public. Accordingly, although Glass Lewis believes that disclosure regarding how a company uses its funds is an important component of corporate accountability, other than in exceptional circumstances, we believe that the mechanism for disclosure and the standards for giving are best left to the board.

Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:

1.    Companies should seek more shares only when they need them.

2. Plans should be small enough that companies need approval every three to four years (or less) from shareholders.

3. If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

4.    Annual net share count and voting power dilution should be limited.

5. Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

6. The expected annual cost of the plan should be proportional to the value of the business.

7. The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

8. Plans should deliver value on a per-employee basis when compared with programs at peer companies.

9.    Plans should not permit re-pricing of stock options.

10. Plans should not contain excessively liberal administrative or payment terms.

Performance Based Options

We generally recommend that shareholders vote in favor of performance based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

Linking Pay with Performance

Executive compensation should be linked directly with the performance of the business the executive is charged with managing.

162(m) Plans

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon shareholder approval of the excess compensation. Given the shareholder approval requirement of section 162(m), we believe that companies must provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed plan. We will support the plan if the proposal includes: specific performance goals; a maximum award pool; and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the Company's peers.

Director Compensation Plans

Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

Limits on Executive Compensation

Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board's compensation committee. We feel the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for us to express our disapproval or support of board policy on this issue.

Limits on Executive Stock Options

We favor the grant of options to executives. Options are a very important component of compensation packages to attract and retain experienced executives and other key employees. Tying a portion of an executive's compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically recommend voting against caps on executive stock options.

Linking Pay to Social Criteria

Proposals linking pay to social criteria will be evaluated on a case-by-case basis. Glass Lewis believes that ethical behavior is an important component of executive performance and should be taken into account when evaluating performance and determining compensation. However, generally the board and specifically its compensation committee are in the best position to set policy on management compensation.

Full Disclosure of Executive Compensation

While we favor full disclosure for senior executives, we do not believe that shareholders will benefit from detailed reports about management employees other than the most senior. Disclosure of information regarding compensation is necessary to allow us to evaluate the extent to which a company's pay is keeping pace with its performance. However, it is rarely in shareholders' best interests to give away competitive data about salaries at the individual level, which information is not otherwise available. This sort of disclosure requirement could create internal personnel issues that would be counterproductive for the company and its shareholders.

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in shareholders' best interests. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. We believe that shareholders should be allowed to vote on whether or not they support such a plan's implementation. It is also an issue in which the interests of management may be very different from those of shareholders and therefore ensuring they have a voice is the only way to safeguard their interests. Therefore, Glass Lewis typically recommends voting against these plans to protect shareholders' financial interests and ensure that they have the opportunity to consider any offer for their shares, especially those at a premium.

Right of Shareholders to Call a Special Meeting

Glass Lewis will recommend voting in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting. A lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners.

Shareholder Action by Written Consent

Glass Lewis will recommend voting in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent. A lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners.

Authorized Shares

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

1.    Stock split

2.    Shareholder defenses

3.    Financing for acquisitions

4.    Financing for operations

Unless we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend for the authorization of additional shares.

Advance Notice Requirements for Shareholder Ballot Proposals

Glass Lewis believes it is in shareholders' best interests to have the opportunity to review and vote on all proposals and director nominees that arise. As owners of the business, shareholders are capable of identifying those issues where there is sufficient information and ignoring those where there is not. Setting arbitrary notice restrictions simply limits the opportunity to raise issues that may come up after the arbitrary window closes until the following year's annual meeting.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. These proposals typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders. Accordingly, we generally do not favor these proposals.

Voting Structure

Cumulative Voting

Glass Lewis will generally recommend voting for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting can play an especially important role where a board is controlled mainly by insiders or affiliates and where the company's ownership structure includes one or more very large shareholders that typically control a majority-voting block of the company's stock. In those situations, we believe smaller shareholders need the protections of cumulative voting to ensure their voice is heard. Cumulative voting generally operates as a safeguard by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board. This allows the creation of boards that are broadly responsive to the interests of all shareholders rather than simply to a small group of large holders.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit our voice in making decisions on such crucial matters as selling the business.

Majority Voting

Glass Lewis will generally vote in favor of proposals seeking to require a majority vote for the election of directors. Many companies use a plurality voting standard which ensures the election of a director with as little as one vote. We feel that directors should only serve on a board with the support of a majority of shareholders. Requiring a majority vote to elect directors would allow shareholders to exert meaningful input into determining board representation and we feel would serve as a minimal, non-disruptive safeguard of shareholder rights.

Transaction of Other Business at an Annual or Special Meeting of Shareholders

Glass Lewis believes that shareholders should have a say in all matters up for a vote. Therefore, we recommend that shareholders typically not give their proxy to management to vote on any other business items that may properly come before the annual meeting. In our opinion, granting unfettered discretion is unwise.

Shareholder Initiatives

Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company. In our opinion, shareholders should use their influence to push for governance structures that protect them, including actual director elections and put in place a board they can trust to make informed and careful decisions that are in the best interests of the business and its owners.

Labor Practices

Glass Lewis believes decisions regarding labor policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine appropriate practices in the context of its business.

Non-Discrimination Policies

We believe decisions regarding human resource policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine which policies will promote the interests of the firm across its various businesses.

Military and US Government Business Policies

Disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for approval of policy statements for or against government programs that are subject to thorough review by the Federal Government and elected officials at the national level.

Foreign Government Business Policies

Glass Lewis believes worldwide business policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. We believe that board members can be held accountable for these issues when they face re-election.

Environmental Policies

Management of the environmental risks associated with business operations are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Board members can be held accountable on these issues when they face re-election. Management is in the best position to determine what policies are best in the context of its business, particularly given the significant amount of regulation and reporting already required by various government agencies on these topics.

less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.



Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:



      -     No lower than a 20% trigger, flip-in or flip-over;



      -     A term of no more than three years;



      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;



      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote.



Vote FOR proposals to lower supermajority vote requirements.



5. MERGERS AND CORPORATE RESTRUCTURINGS



For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:



      - Valuation -- Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.



      - Market reaction -- How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.



      - Strategic rationale -- Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.



      - Negotiations and process -- Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.



      - Conflicts of interest -- Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.



      - Governance -- Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.



                                       49
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6. STATE OF INCORPORATION



REINCORPORATION PROPOSALS



Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.



7. CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.



In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), vote on a CASE-BY-CASE basis. In this situation, vote FOR the increase based on the company's performance, and whether the company's ongoing use of shares has shown prudence.



ISSUE STOCK FOR USE WITH RIGHTS PLAN



Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).



PREFERRED STOCK



Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.



8. EXECUTIVE AND DIRECTOR COMPENSATION



POOR PAY PRACTICES



WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:



      - Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);



      - Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);



      - Huge bonus payouts without justifiable performance linkage or proper disclosure;



      - Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);



      - Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

      - New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);



      - Excessive severance provisions (e.g., including excessive change in control payments);



      - Change in control payouts without loss of job or substantial diminution of job duties;



      -     Internal pay disparity;



      -     Options backdating (covered in a separate policy); and



EQUITY COMPENSATION PLANS



Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:



      -     The total cost of the company's equity plans is unreasonable;



      - The plan expressly permits the repricing of stock options without prior shareholder approval;



      -     There is a disconnect between CEO pay and the company's performance;



      - The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or



      -     The plan is a vehicle for poor pay practices.



DIRECTOR COMPENSATION



Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.



On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:



      - Director stock ownership guidelines with a minimum of three times the annual cash retainer.



      -     Vesting schedule or mandatory holding/deferral period:



            - A minimum vesting of three years for stock options or restricted stock; or



            - Deferred stock payable at the end of a three-year deferral period.



      -     Mix between cash and equity:



            - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or



            - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.



      - No retirement/benefits and perquisites provided to non-employee directors; and



      - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.



EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS



Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:



      -     Purchase price is at least 85% of fair market value;



      -     Offering period is 27 months or less; and



      - The number of shares allocated to the plan is ten percent or less of the outstanding shares.



EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS



Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:



      - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

      - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;



      - Company matching contribution up to 25% of employee's contribution, which is effectively a discount of 20% from market value;



      - No discount on the stock price on the date of purchase, since there is a company matching contribution.



OPTIONS BACKDATING



In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:



      - Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;



      -     Length of time of options backdating;



      -     Size of restatement due to options backdating;



      - Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;



      - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.



SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES



Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:



      -     The triggering mechanism should be beyond the control of management;



      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;



      - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.



9. CORPORATE RESPONSIBILITY



ANIMAL RIGHTS



Generally vote AGAINST proposals to phase out the use of animals in product testing unless:



      - The company is conducting animal testing programs that are unnecessary or not required by regulation;



      - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;



      - The company has been the subject of recent, significant controversy related to its testing programs.



DRUG PRICING AND RE-IMPORTATION



Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:



      -     The existing level of disclosure on pricing policies;

      -     Deviation from established industry pricing norms;



      - The company's existing initiatives to provide its products to needy consumers;



      - Whether the proposal focuses on specific products or geographic regions.



Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.



GENETICALLY MODIFIED FOODS



Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.



GENETICALLY MODIFIED FOODS



Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.



TOBACCO



Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.



TOXIC CHEMICALS



Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.



Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.



ARCTIC NATIONAL WILDLIFE REFUGE



Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:



      - New legislation is adopted allowing development and drilling in the ANWR region;



      -     The company intends to pursue operations in the ANWR; and



      - The company has not disclosed an environmental risk report for its ANWR operations.



CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)



Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:



      - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or



      -     The company does not directly source from CAFOs.

GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE



Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.



Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:



      -     The company does not maintain operations in Kyoto signatory markets;



      - The company already evaluates and substantially discloses such information; or,



      - Greenhouse gas emissions do not significantly impact the company's core businesses.



POLITICAL CONTRIBUTIONS



Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.



LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE



Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.



OUTSOURCING/OFF-SHORING



Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.



COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS



Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.




10. MUTUAL FUND PROXIES



ELECTION OF DIRECTORS



Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.



CONVERTING CLOSED-END FUND TO OPEN-END FUND



Vote CASE-BY-CASE on conversion proposals, considering the following factors:



      -     Past performance as a closed-end fund;



      -     Market in which the fund invests;



      -     Measures taken by the board to address the discount; and



      - Past shareholder activism, board activity, and votes on related proposals.



ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT



Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.



REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED



Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

                       STATEMENT OF ADDITIONAL INFORMATION


Schwab Investor Money Fund                   Schwab Money Market Fund TM


SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM    SCHWAB GOVERNMENT MONEY FUND TM


SCHWAB VALUE ADVANTAGE MONEY FUND(R)         SCHWAB U.S. TREASURY MONEY FUND TM



SCHWAB VALUE ADVANTAGE MONEY FUND(R)         SCHWAB ADVISOR CASH RESERVES TM


                                             SCHWAB CASH RESERVES


                                 APRIL 30, 2007



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated April 30, 2007 (as amended from time to time).


To obtain a free copy of any of the prospectuses, please contact Schwab Funds(R) at 1-800-435-4000. For TDD service call 1-800-345-2550. The prospectuses also may be available on the Internet at: http://www.schwab.com/schwabfunds.

Each fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the "Schwab Funds(R)".


The funds' audited financial statements from the funds' annual reports for the fiscal year ended December 31, 2006, are incorporated by reference into this SAI. A copy of a fund's 2006 annual report is delivered with the SAI.


                                TABLE OF CONTENTS


                                                                            Page
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS..........................................................2
MANAGEMENT OF THE FUNDS.......................................................13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................23
INVESTMENT ADVISORY AND OTHER SERVICES........................................23
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................28
DESCRIPTION OF THE TRUST......................................................33
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS.........................................................34
TAXATION......................................................................38
APPENDIX A -- RATINGS OF INVESTMENT SECURITIES................................41
APPENDIX B -- DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES...............42

                  INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES,
                        SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each of the Schwab Government Money Fund TM, Schwab U.S. Treasury Money Fund TM, Schwab Money Market Fund TM, Schwab Value Advantage Money Fund(R), Schwab Retirement Advantage Money Fund TM, Schwab Investor Money Fund TM, Schwab Cash Reserves and Schwab Advisor Cash Reserves TM seeks the highest current income consistent with stability of capital and liquidity.

Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.

A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund.

The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES

Under normal circumstances, the Schwab U.S. Treasury Money Fund TM will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes and bonds. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes.

Under normal circumstances, the Schwab Government Money Fund TM will invest at least 80% of its net assets in U.S. government securities including repurchase agreements that are fully collateralized by U.S. government securities. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of the policy, net assets means net assets plus any borrowings for investment purposes.

Each of the Schwab Money Market Fund TM, Schwab Value Advantage Money Fund(R), Schwab Retirement Advantage Money Fund TM, Schwab Investor Money Fund TM,
Schwab Cash Reserves and Schwab Advisor Cash Reserves TM seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.

Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

For purposes of a fund's concentration policy, the fund will determine the industry classification of asset-backed securities based upon the investment adviser's evaluation of the risks associated with an investment in the underlying assets. For example, asset-backed securities whose underlying assets share similar economic characteristics because, for example, they are funded (or supported) primarily from a single or similar source or revenue stream will be classified in the same industry sector. In contrast, asset-backed securities whose underlying assets represent a diverse mix of industries, business sectors and/or revenue streams will be classified into distinct industries based on their underlying credit and liquidity structures. A fund will limit its investments in each identified industry to less than 25% of its net assets.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. However, the funds, except for the Schwab U.S. Treasury Money Fund TM and Schwab Government Money Fund TM, reserve the freedom of action to invest up to 100% of their assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the funds have determined to be subject to the same regulation as U.S. banks).

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. Each fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.


FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INTERFUND BORROWING AND LENDING. The SEC has granted an exemption to the Schwab Funds that permits the funds to borrow money from and/or lend money to other Schwab Funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.


LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

A fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. Each fund follows regulations set forth by the SEC that dictate the quality requirements for investments made by money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab Fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when Schwab and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.

TEMPORARY DEFENSIVE INVESTMENTS. During unusual market conditions, the Schwab U.S. Treasury Money Fund TM may make investments that are not exempt from state and local income taxes as a temporary defensive measure.

U.S. GOVERNMENT SECURITIES. Many of the U.S. government securities that the funds may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause fund's share price or yield to fall.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY A VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING SHARES.

SCHWAB MONEY MARKET FUND TM, SCHWAB GOVERNMENT MONEY FUND TM, SCHWAB RETIREMENT ADVANTAGE MONEY FUND TM AND SCHWAB INVESTOR MONEY FUND TM MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Purchase securities or make investments other than in accordance with its investment objectives and policies.

SCHWAB U.S. TREASURY MONEY FUND TM, SCHWAB CASH RESERVES AND SCHWAB ADVISOR CASH Reserves TM MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:

(1) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the diversification requirements set forth above.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(2) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(3)     Invest more than 10% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS

The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.


Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (collectively referred to herein as the "Family of Investment Companies"), which as of December 31, 2006, included 57 funds.



The tables below provide information about the trustees and officers for Trust, which includes funds in this SAI. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of December 31, 2006, the Fund Complex included 95 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other current directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:





     NAME, YEAR OF
       BIRTH, AND
    POSITION(S) WITH                                       NUMBER OF
       THE TRUST;                                        PORTFOLIOS IN
    (TERM OF OFFICE                PRINCIPAL              FUND COMPLEX
     AND LENGTH OF             OCCUPATIONS DURING         OVERSEEN BY                OTHER
     TIME SERVED 1)           THE PAST FIVE YEARS         THE TRUSTEE            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
Mariann Byerwalter         Chairman of JDN Corporate            95         Board 1 -- Director,
1960                       Advisory LLC. From 1996                         Redwood Trust, Inc.
Trustee                    to 2001, Vice President
(Trustee of CSFF since     for Business Affairs and                        Board 2 -- Director, PMI
2000.)                     Chief Financial Officer                         Group, Inc.
                           of Stanford University,
                           and in 2001, Special
                           Advisor to the President
                           of Stanford University.
------------------------------------------------------------------------------------------------------
Donald F. Dorward          Chief Executive Officer,             57         None.
1931                       Dorward & Associates
Trustee                    (corporate management,
(Trustee of CSFF since     marketing and
1989.)                     communications consulting
                           firm). From 1996-1999,
                           Executive Vice President
                           and Managing Director,
                           Grey Advertising. Prior
                           to 1996, President and
                           Chief Executive Officer,
                           Allen & Dorward
                           Advertising.
------------------------------------------------------------------------------------------------------
William A. Hasler          Retired. Dean Emeritus,              95         Board 1 -- Director,
1941                       Haas School of Business,                        Mission West Properties.
Trustee                    University of California,
(Trustee of CSFF since     Berkeley. Until February                        Board 2 -- Director,
2000.)                     2004, Co-Chief Executive                        TOUSA.
                           Officer, Aphton Corp.
                           (bio-pharmaceuticals).                          Board 3 -- Director,
                           Prior to August 1998,                           Harris-Stratex Networks.
                           Dean of the Haas School
                           of Business, University                         Board 4 -- Director,
                           of California, Berkeley                         Genitope Corp.
                           (higher education).
                                                                           Board 5 -- Director &
                                                                           Non-Executive Chairman,
                                                                           Solectron Corp.

                                                                           Board 6 -- Director,
                                                                           Ditech Networks.
------------------------------------------------------------------------------------------------------

     NAME, YEAR OF
       BIRTH, AND
    POSITION(S) WITH                                       NUMBER OF
       THE TRUST;                                        PORTFOLIOS IN
    (TERM OF OFFICE                PRINCIPAL              FUND COMPLEX
     AND LENGTH OF             OCCUPATIONS DURING         OVERSEEN BY                OTHER
     TIME SERVED 1)           THE PAST FIVE YEARS         THE TRUSTEE            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Robert G. Holmes           Chairman, Chief Executive            57         None.
1931                       Officer and Director,
Trustee                    Semloh Financial, Inc.
(Trustee of CSFF since     (international financial
1989.)                     services and investment
                           advisory firm).
------------------------------------------------------------------------------------------------------
Gerald B. Smith            Chairman and Chief                   57         Board 1 -- Board of
1950                       Executive Officer and                           Cooper Industries.
Trustee                    founder of Smith Graham &
(Trustee of CSFF since     Co. (investment advisors).                      Board 2 -- Chairman of
2000.)                                                                     the Audit Committee of
                                                                           Oneok Partners LP.
------------------------------------------------------------------------------------------------------
Donald R. Stephens         Managing Partner, D.R.               57         None.
1938                       Stephens & Company
Trustee                    (investments). Prior to
(Trustee of CSFF since     1996, Chairman and Chief
1989.)                     Executive Officer of
                           North American Trust (real
                           estate investment trust).
------------------------------------------------------------------------------------------------------
Michael W. Wilsey          Chairman and Chief                   57         None.
1943                       Executive Officer, Wilsey
Trustee                    Bennett, Inc. (real
(Trustee of CSFF since     estate investment and
1989.)                     management, and other
                           investments).
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------

     NAME, YEAR OF
       BIRTH, AND
    POSITION(S) WITH                                       NUMBER OF
       THE TRUST;                                        PORTFOLIOS IN
    (TERM OF OFFICE               PRINCIPAL               FUND COMPLEX
       AND LENGTH              OCCUPATIONS DURING          OVERSEEN BY               OTHER
    OF TIME SERVED 1)         THE PAST FIVE YEARS          THE TRUSTEE           DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Charles R. Schwab 2        Chairman, Chief Executive            57         None.
1937                       Officer and Director, The
Chairman and Trustee       Charles Schwab
(Chairman and Trustee      Corporation, Charles
of CSFF since 1989.)       Schwab & Co., Inc.;
                           Chairman and Director,
                           Charles Schwab Investment
                           Management, Inc., Charles
                           Schwab Bank, N. A.;
                           Chairman and Chief
                           Executive Officer, Schwab
                           (SIS) Holdings Inc. I,
                           Schwab International
                           Holdings, Inc.; Chief
                           Executive Officer and
                           Director, Schwab
                           Holdings, Inc.; Director,
                           U.S. Trust Company,
                           N. A., U.S. Trust
                           Corporation, United
                           States Trust Company of
                           New York.  Until May
                           2003, Co-Chief Executive
                           Officer, The Charles
                           Schwab Corporation.
------------------------------------------------------------------------------------------------------
Randall W. Merk 2          Executive Vice President             95         None.
1954                       and President, Schwab
Trustee                    Financial Products,
(Trustee of CSFF since     Charles Schwab & Co.,
2005.)                     Inc.; Director, Charles
                           Schwab Asset Management
                           (Ireland) Limited and
                           Charles Schwab Worldwide
                           Funds PLC. From
                           September 2002 to July
                           2004, Chief Executive
                           Officer and President,
                           Charles Schwab Investment
                           Management, Inc. and
                           Executive Vice President,
                           Charles Schwab & Co.,
                           Inc. Prior to September
                           2002, President and Chief
                           Investment Officer,
                           American Century
                           Investment Management,
                           and Director, American
                           Century Companies, Inc.
------------------------------------------------------------------------------------------------------

             NAME, YEAR OF BIRTH, AND
           POSITION(S) WITH THE TRUST;
   (TERM OF OFFICE AND LENGTH OF TIME SERVED 3)       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------
Evelyn Dilsaver                                     President, Chief Executive Officer, and Director,
1955                                                Charles Schwab Investment Management, Inc.;
President and Chief Executive Officer               Executive Vice President, Charles Schwab & Co.,
(Officer of CSFF since 2004.)                       Inc; President and Chief Executive Officer, Laudus
                                                    Trust and Laudus Variable Insurance Trust;
                                                    President, Excelsior Funds Inc., Excelsior
                                                    Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
                                                    President, Mutual Fund Division, UST Advisers,
                                                    Inc. From June 2003 to July 2004, Senior Vice
                                                    President, Asset Management Products and Services,
                                                    Charles Schwab & Co., Inc. Prior to June 2003,
                                                    Executive Vice President, Chief Financial Officer,
                                                    and Chief Administrative Officer, U.S. Trust , a
                                                    subsidiary of The Charles Schwab Corporation.
---------------------------------------------------------------------------------------------------------
George Pereira                                      Senior Vice President and Chief Financial Officer,
1964                                                Charles Schwab Investment Management, Inc.; Chief
Treasurer and Principal Financial Officer           Financial Officer, Laudus Trust and Laudus Variable
(Officer of CSFF since 2004.)                       Insurance Trust; Chief Financial Officer and Chief
                                                    Accounting Officer, Excelsior Funds Inc., Excelsior
                                                    Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
                                                    Chief Financial Officer, Mutual Fund Division, UST
                                                    Advisers, Inc. Director, Charles Schwab Worldwide
                                                    Fund, PLC and Charles Schwab Asset Management
                                                    (Ireland) Limited. From December 1999 to November
                                                    2004, Sr. Vice President, Financial Reporting,
                                                    Charles Schwab & Co., Inc.
---------------------------------------------------------------------------------------------------------

             NAME, YEAR OF BIRTH, AND
           POSITION(S) WITH THE TRUST;
   (TERM OF OFFICE AND LENGTH OF TIME SERVED 3)       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
Koji E. Felton                                      Senior Vice President, Chief Counsel and Corporate
1961                                                Secretary, Charles Schwab Investment Management,
Secretary and Chief Legal Officer                   Inc.; Senior Vice President and Deputy General
(Officer of CSFF since 1998.)                       Counsel, Charles Schwab & Co., Inc.  Chief Legal
                                                    Officer, Laudus Trust, Laudus Variable Insurance
                                                    Trust. Chief Legal Officer and Secretary, Excelsior
                                                    Funds Inc., Excelsior Tax-Exempt Funds, Inc., and
                                                    Excelsior Funds Trust. Prior to June 1998, Branch
                                                    Chief in Enforcement at U.S. Securities and
                                                    Exchange Commission in San Francisco.
---------------------------------------------------------------------------------------------------------
Randall Fillmore                                    Senior Vice President and Chief Compliance Officer,
1960                                                Charles Schwab Investment Management, Inc.; Senior
Chief Compliance Officer and AML Officer            Vice President, Charles Schwab & Co., Inc.; Chief
(Officer of CSFF since 2002.)                       Compliance Officer, Laudus Trust, Laudus Variable
                                                    Insurance Trust, Excelsior Funds Inc., Excelsior
                                                    Tax-Exempt Funds, Inc., and Excelsior Funds Trust.
                                                    From 2002 to 2003, Vice President, Charles Schwab &
                                                    Co., Inc., and Charles Schwab Investment
                                                    Management, Inc. From 2000 to 2002, Vice
                                                    President, Internal Audit, Charles Schwab & Co.,
                                                    Inc.
---------------------------------------------------------------------------------------------------------
Kimon P. Daifotis                                   Senior Vice President and Chief Investment Officer
1959                                                -- Fixed Income, Charles Schwab Investment
Senior Vice President and Chief Investment          Management, Inc. Prior to 2004, Vice President and
Officer -- Fixed Income                             Sr. Portfolio Manager, Charles Schwab Investment
(Officer of CSFF since 2004.)                       Management, Inc.
---------------------------------------------------------------------------------------------------------
Jeffrey M. Mortimer                                 Senior Vice President and Chief Investment Officer
1963                                                -- Equities, Charles Schwab Investment Management,
Senior Vice President and Chief Investment          Inc.; Vice President and Chief Investment Officer,
Officer -- Equities                                 Laudus Trust and Laudus Variable Insurance Trust.
(Officer of CSFF since 2004.)                       Prior to 2004, Vice President and Sr. Portfolio
                                                    Manager, Charles Schwab Investment Management, Inc.
---------------------------------------------------------------------------------------------------------
Catherine MacGregor                                 Vice President, Charles Schwab & Co., Inc., Charles
1964                                                Schwab Investment Management, Inc., and Laudus
Vice President                                      Trust and Laudus Variable Insurance Trust; since
(Officer of CSFF since 2005                         2006, Chief Counsel, Laudus Trust and Laudus
                                                    Variable Insurance Trust; until July 2005, Senior
                                                    Associate, Paul Hastings Janofsky & Walker LLP.
---------------------------------------------------------------------------------------------------------
Cathy Sabo                                          Vice President, Compliance, Charles Schwab
1964                                                Investment, Management, Inc., and Laudus Trust and
Vice President                                      Laudus Variable Insurance Trust; until September
(Officer of CSFF since 2005                         2004, Vice President, Client, Sales & Services
                                                    Controls, Charles Schwab & Co., Inc.
---------------------------------------------------------------------------------------------------------

             NAME, YEAR OF BIRTH, AND
           POSITION(S) WITH THE TRUST;
   (TERM OF OFFICE AND LENGTH OF TIME SERVED 3)       PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
Michael Haydel                                      Vice President, Asset Management Client Services,
1972                                                Charles Schwab & Co., Inc.; Vice President and AML
Vice President                                      Officer, Laudus Trust and Laudus Variable Insurance
(Officer of CSFF since 2006                         Trust.  Until March 2004, Director, Charles Schwab
                                                    & Co., Inc.
---------------------------------------------------------------------------------------------------------



1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds(R) retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.



2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.



3 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.


                               TRUSTEE COMMITTEES

The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:

        - The Audit and Compliance Committee (formerly the Audit/Portfolio Compliance Committee) has oversight responsibility for the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and for the Trust's overall system of internal controls. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Hasler, Holmes, Wilsey and Ms. Byerwalter are members of this Committee. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met 4 times during the most recent fiscal year.


        - The primary purpose of the Governance Committee is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Hasler and Holmes and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 4 times during the most recent fiscal year.



        - The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Smith, Stephens and Wilsey are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 4 times during the most recent fiscal year.

        - The primary purposes of the Marketing, Distribution and Shareholder Services Committee are to review matters relating to the marketing of the Funds' shares; to oversee the quality and cost of shareholder services provided to the Trust and its shareholders pursuant to the shareholder servicing and/or administrative service plans; and to oversee the Trust's distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Smith and Stephens are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met 4 times during the most recent fiscal year.


                              TRUSTEE COMPENSATION


The following table provides for the fiscal year ending December 31, 2006. Certain of this information is for the Fund Complex, which included 95 funds as of December 31, 2006.



                                             Pension or Retirement                   ($)
                              ($)                  Benefits                 Total Compensation from
                           Aggregate        Accrued as Part of Fund                  Fund
   Name of Trustee        Compensation             Expenses                         Complex
----------------------    ------------      -----------------------         -----------------------
INTERESTED TRUSTEES

Charles R. Schwab                   0                           N/A                               0

Randy Merk                          0                           N/A                               0

INDEPENDENT TRUSTEES

Mariann Byerwalter           $111,189                        $8,856                        $285,891

Donald F. Dorward            $111,156                           N/A                        $199,500

William A. Hasler            $111,156                        $8,856                        $285,891

Robert G. Holmes             $111,156                           N/A                        $199,500

Gerald B. Smith              $111,156                           N/A                        $199,500

Donald R. Stephens           $108,796                           N/A                        $199,500

Michael W. Wilsey            $100,342                           N/A                        $180,300

                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE


The following tables provide each Trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2006. As of December 31, 2006, the Family of Investment Companies included 57 funds.





                                        Dollar Range of Trustee
                                         Ownership of the Fund:
                                                                  Schwab
                                                                  U.S.          Aggregate Dollar Range Of
                          Schwab              Schwab              Treasury      Trustee Ownership In the
                          Money Market        Government          Money           Family of Investment
  Name of Trustee         Fund TM             Money Fund TM       Fund TM               Companies
--------------------      -------------      ---------------      --------      -------------------------
INTERESTED TRUSTEES

Charles R. Schwab         Over $100,000      $10,001-$50,000        None              Over $100,000

Randy Merk                    None                None              None              Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter            None                None              None              Over $100,000

Donald F. Dorward          $1-$10,000             None              None              Over $100,000

William A. Hasler             None             $1-$10,000           None              Over $100,000

Robert G. Holmes           $1-$10,000             None              None              Over $100,000

Gerald B. Smith            $1-$10,000             None              None              Over $100,000

Donald R. Stephens        Over $100,000           None              None              Over $100,000

Michael W. Wilsey             None                None              None              Over $100,000





                                        Dollar Range of Trustee
                                         Ownership of the Fund:
                                                                    Schwab
                                                                    Retirement      Aggregate Dollar Range Of
                                               Schwab Value         Advantage       Trustee Ownership In the
                          Schwab Investor      Advantage Money      Money             Family of Investment
  Name of Trustee         Money Fund TM        Fund(R)              Fund TM                 Companies
--------------------      ---------------      ---------------      ----------      -------------------------
INTERESTED TRUSTEES

Charles R. Schwab               None            Over $100,000          None               Over $100,000

Randy Merk                      None                None               None               Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter              None            Over $100,000          None               Over $100,000



                                        Dollar Range of Trustee
                                         Ownership of the Fund:
                                                                    Schwab
                                                                    Retirement      Aggregate Dollar Range Of
                                               Schwab Value         Advantage       Trustee Ownership In the
                          Schwab Investor      Advantage Money      Money             Family of Investment
  Name of Trustee         Money Fund TM        Fund(R)              Fund TM                 Companies
------------------        ---------------      ---------------      ----------      -------------------------
Donald F. Dorward               None           $10,001-$50,000         None               Over $100,000

William A. Hasler               None            Over $100,000          None               Over $100,000

Robert G. Holmes                None            Over $100,000          None               Over $100,000

Gerald B. Smith                 None                None               None               Over $100,000

Donald R. Stephens              None            Over $100,000          None               Over $100,000

Michael W. Wilsey               None            Over $100,000          None               Over $100,000





                                            Dollar Range of Trustee                 Aggregate Dollar Range Of
                                             Ownership of the Fund:                 Trustee Ownership In the
                          Schwab Adviser          Schwab Cash                         Family of Investment
  Name of Trustee         Cash Reserves           Reserves                                  Companies
--------------------      --------------    -----------------------                 -------------------------
INTERESTED TRUSTEES

Charles R. Schwab              None                        None                          Over $100,000

Randy Merk                     None                        None                          Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter             None                        None                          Over $100,000

Donald F. Dorward              None                        None                          Over $100,000

William A. Hasler              None                        None                          Over $100,000

Robert G. Holmes               None                        None                          Over $100,000

Gerald B. Smith                None                        None                          Over $100,000

Donald R. Stephens             None                        None                          Over $100,000

Michael W. Wilsey              None                        None                          Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



As of April 4, 2007, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of April 2, 2007, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- INSTITUTIONAL PRIME SHARES
Saginaw Chippewa Indian Tribe                              14.20%
Future Security Account
7070 East Broadway
Mount Pleasant, MI 48858



SCHWAB VALUE ADVANTAGE MONEY FUND -- INSTITUTIONAL SHARES
Charles Schwab Trust DCC&S                                  7.40%
1 Montgomery St. Fl 7
San Francisco, CA 94104



SCHWAB INVESTOR MONEY FUND
Charles Schwab Trust DCC&S                                 21.02%
1 Montgomery St. Fl 7
San Francisco, CA 94104



SCHWAB INVESTOR MONEY FUND                                  6.33%
The Charles Schwab Trust Co.
425 Market St 7th Fl
San Francisco, CA 94105



                     INVESTMENT ADVISORY AND OTHER SERVICES



                               INVESTMENT ADVISER



Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



ADVISORY AGREEMENT



The continuation of a fund's Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.



Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.




For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.



First $1 billion -- 0.35%
More than $1 billion but not exceeding $10 billion -- 0.32%
More than $10 billion but not exceeding $20 billion -- 0.30%
More than $20 billion but not exceeding $40 billion -- 0.27%
More than $40 billion -- 0.25%



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Value Advantage Money Fund(R) paid net investment advisory fees of $60,536,000 (fees were reduced by $31,187,000), $57,023,000 (fees were reduced by $29,307,000) and
$73,057,000 (fees were reduced by $41,607,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, the Schwab Money Market Fund TM paid net investment advisory fees of $132,398,000 (fees were reduced by $14,284,000), $116,179,000 (fees were reduced by $19,092,000) and
$86,015,000 (fees were reduced by $16,081,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Government Money Fund TM paid net investment advisory fees of $7,834,000 (fees were reduced by $2,301,000) and $7,008,000 (fees were reduced by $2,000,000), and
$7,558,000 (fees were reduced by $2,483,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab U.S. Treasury Money Fund TM paid net investment advisory fees of $7,648,000 (fees were reduced by $7,154,000), $6,203,000 (fees were reduced by $6,651,000) and
$5,219,000 (fees were reduced by $7,057,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Retirement Advantage Money Fund TM paid net investment advisory fees of $1,764,000 (fees were reduced by $968,000), $1,541,000 (fees were reduced by $896,000) and $1,495,000 (fees were reduced by $1,007,000), respectively.

For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Investor Money Fund TM paid net investment advisory fees of $2,084,000 (fees were reduced by $0), $1,931,000 (fees were reduced by $0) and $3,567,000 (fees were reduced by $0), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Cash Reserves paid net investment advisory fees of $12,000 (fees were reduced by $148,000), $438,000 (fees were reduced by $695,000) and $22,036,000 (fees were reduced by $13,911,000), respectively.



For the fiscal years ended December 31, 2004, 2005 and 2006, Schwab Advisor Cash Reserves paid net investment advisory fees of $1,856,000 (fees were reduced by $1,440,000), $9,728,000 (fees were reduced by $7,610,000) and $16,973,000 (fees were reduced by $14,423,000), respectively.



Schwab and the investment adviser have agreed to limit the Schwab Money Market Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.73% through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab Government Money Fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.75% through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab U.S. Treasury Money Fund's TM net operating expenses (excluding interest, taxes, and certain non-routine expenses) to 0.61% and through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab Retirement Advantage Money Fund's TM "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.49% through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund(R) -- Investor Shares' "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit "net operating expenses" for the Institutional Shares and Select Shares(R) of Schwab Value Advantage Money Fund (excluding interest, taxes and certain non-routine expenses) to 0.24% and 0.35%, respectively, through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab Value Advantage Money Fund -- Institutional Prime Shares' "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.21% through April 29, 2008.



Schwab and the investment adviser have agreed to limit the Schwab Advisor Cash Reserves TM -- Sweep Shares' and Premier Sweep Shares' "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.66% and 0.59%, respectively, for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



Schwab and the investment adviser have agreed to limit the Schwab Cash Reserves "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.68% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.



An expense cap, where applicable, is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.



                                   DISTRIBUTOR



Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.



                     SHAREHOLDER SERVICES AND TRANSFER AGENT



Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.



For the services performed as transfer agent under its contract with the Schwab Government Money Fund TM, Schwab U.S. Treasury Money Fund TM and Schwab Money Market Fund TM, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.20% of each fund's average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Investor Money Fund TM and Schwab Retirement Advantage Money Fund TM, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.05% of each fund's average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Value Advantage Money Fund(R), Schwab is entitled to receive an annual fee from each of the Investor Shares and Select Shares of the fund, payable monthly in the amount of 0.05% of the average daily net assets of each class.



For the services performed as transfer agent under its contract with the Schwab Value Advantage Money Fund, Schwab is entitled to receive an annual fee from each of the Institutional Shares and Institutional Prime Shares of the fund, payable monthly in the amount of 0.01% of the average daily net assets of the class.



For the services performed as transfer agent under its contract with the Schwab Cash Reserves -- Sweep Shares and Schwab Advisor Cash Reserves TM -- Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.20% of the average daily net assets of each class.

For the services performed as shareholder services agent under its contract with the Schwab Investor Money Fund TM, Schwab Government Money Fund TM, Schwab
U.S. Treasury Money Fund TM and Schwab Money Market Fund TM, Schwab is entitled to receive an annual fee from each fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of each fund.



For the services performed as shareholder services agent under its contract with the Schwab Retirement Advantage Money Fund TM, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.17% of the average daily net assets of each fund.



For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund(R) -- Investor Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.20% of the average daily net assets of the class.



For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund -- Select Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.10% of the average daily net assets of the class.



For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund -- Institutional Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.03% of the average daily net assets of the class.



For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund -- Institutional Prime Shares, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.01% of the average daily net assets of the class.



For the services performed as shareholder services agent under its contract with the Schwab Cash Reserves -- Sweep Shares and Schwab Advisor Cash Reserves TM -- Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.20% of the average daily net assets of each class.



                          CUSTODIAN AND FUND ACCOUNTANT



State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian and fund accountant for the funds.



The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is Three Embarcadero Center, San Francisco, CA 94111-4004. Each fund's audited financial statements for the fiscal year ending December 31, 2006, are included in the fund's annual report that is supplied with the SAI.



                                  LEGAL COUNSEL



Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 OTHER EXPENSES



The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.




                    BROKERAGE ALLOCATION AND OTHER PRACTICES



                               PORTFOLIO TURNOVER



Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.



                          PORTFOLIO HOLDINGS DISCLOSURE



The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.



The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of the fund's portfolio holdings information.



A complete list of each fund's portfolio holdings is published on the Schwab Funds(R) website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each fund's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the funds also provide on the website monthly information regarding certain attributes of a fund's portfolio, such as a fund's sector weightings, portfolio composition, credit quality and duration and maturity, as applicable. The information on the website is publicly available to all categories of persons.



Each fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure is in the best interests of the funds and that there are no conflicts of interest between the fund's shareholders and fund's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.



In addition, the funds' service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.



The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.



The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.



Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis includes, but is not limited to, the allocation of a fund's portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.



                             PORTFOLIO TRANSACTIONS



Each of the funds paid no brokerage commissions during the last three fiscal years.



The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.



The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.



The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.



The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.



A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.



The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.



The investment adviser may aggregate securities sales or purchases among two or more clients. Investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.



In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.



                                  PROXY VOTING



The Board of Trustees of the Trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM's Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM's Proxy Voting Policy and Procedures is included in Appendix B.



The Trust is required to disclose annually a fund's complete proxy voting record on Form N-PX. A fund's proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab Funds' website at www.schwab.com/schwabfunds. A fund's Form N-PX is also available on the SEC's website at www.sec.gov.



                             REGULAR BROKER-DEALERS



Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2006, certain of the funds purchased securities issued by their respective regular broker-dealers, as indicated below:



REGULAR BROKER-DEALER                                   VALUE OF FUND'S HOLDINGS
                                                         AS OF DECEMBER 31, 2006
SCHWAB MONEY MARKET FUND
Banc of America Securities LLC                                     1,201,537,000
Barclays Global Investors Services                                   635,411,000
Morgan Stanley                                                       381,332,000
Goldman Sachs & Co.                                                  325,000,000
Bear Stearns & Co., Inc.                                             250,939,000
Credit Suisse Securities (USA) LLC                                   192,000,000
UBS Securities LLC                                                   176,104,000
Deutsche Bank Securities, Inc                                        166,000,000
JPMorgan Securities, Inc.                                            100,000,000

REGULAR BROKER-DEALER                                   VALUE OF FUND'S HOLDINGS
                                                         AS OF DECEMBER 31, 2006
SCHWAB VALUE ADVANTAGE MONEY FUND
Banc of America Securities LLC                                     2,526,928,000
Barclays Global Investors Services                                 1,274,924,000
UBS Securities LLC                                                   709,783,000
Morgan Stanley                                                       532,985,000
Deutsche Bank Securities, Inc                                        513,000,000
Goldman Sachs & Co.                                                  418,000,000
Bear Stearns & Co., Inc.                                             384,044,000
Credit Suisse Securities (USA) LLC                                   340,000,000
JPMorgan Securities, Inc.                                            100,000,000



REGULAR BROKER-DEALER                                   VALUE OF FUND'S HOLDINGS
                                                         AS OF DECEMBER 31, 2006
SCHWAB RETIREMENT ADVANTAGE MONEY FUND
Banc of America Securities LLC                                        42,725,000
Barclays Global Investors Services                                    22,000,000
Citigroup Global Markets Inc.                                         21,371,000
Deutsche Bank Securities, Inc                                         13,998,000
Morgan Stanley                                                         8,772,000
UBS Securities LLC                                                     6,112,000
Merrill Lynch & Co.                                                    5,858,000
Bear Stearns & Co., Inc.                                               4,980,000
Credit Suisse Securities (USA) LLC                                     4,000,000
Goldman Sachs & Co.                                                    4,000,000



REGULAR BROKER-DEALER                                   VALUE OF FUND'S HOLDINGS
                                                         AS OF DECEMBER 31, 2006
SCHWAB INVESTOR MONEY FUND
Banc of America Securities LLC                                        57,028,000
UBS Securities LLC                                                    44,381,000
Morgan Stanley                                                        14,660,000
Deutsche Bank Securities, Inc                                         28,000,000
Goldman Sachs & Co.                                                   10,000,000
Bear Stearns & Co., Inc.                                               5,931,000
Credit Suisse Securities (USA) LLC                                    21,000,000

REGULAR BROKER-DEALER                                   VALUE OF FUND'S HOLDINGS
                                                         AS OF DECEMBER 31, 2006
SCHWAB CASH RESERVES
Banc of America Securities LLC                                       980,260,000
Barclays Global Investors Services                                   490,123,000
UBS Securities LLC                                                   344,913,000
Morgan Stanley                                                       207,498,000
Bear Stearns & Co., Inc.                                             179,184,000
Credit Suisse Securities (USA) LLC                                   136,002,000
JPMorgan Securities, Inc.                                            100,000,000
Deutsche Bank Securities, Inc                                         22,994,000
Goldman Sachs & Co.                                                   21,000,000



REGULAR BROKER-DEALER                                   VALUE OF FUND'S HOLDINGS
                                                         AS OF DECEMBER 31, 2006
SCHWAB ADVISOR CASH RESERVES
Banc of America Securities LLC                                       934,844,000
UBS Securities LLC                                                   350,916,000
Morgan Stanley                                                       187,610,000
Barclays Global Investors Services                                   173,915,000
Bear Stearns & Co., Inc.                                             110,630,000
Credit Suisse Securities (USA) LLC                                   108,000,000
Goldman Sachs & Co.                                                   93,000,000
Deutsche Bank Securities, Inc                                         21,000,000



                            DESCRIPTION OF THE TRUST



Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business Trust on October 20, 1989.



The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.



Under Massachusetts law, shareholders of a Massachusetts business Trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.



As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.



           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS



The funds are open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and the following federal holiday observances:
Columbus Day and Veterans Day. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The following NYSE holiday closings are currently scheduled for 2007: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.



As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.



Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.



Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.



SCHWAB VALUE ADVANTAGE MONEY FUND -- INSTITUTIONAL PRIME SHARES ONLY:



      Shareholders may invest directly in the fund by placing orders through the fund's sub-transfer agent (direct orders) or you may invest in the fund through an intermediary by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab account), or through other broker/dealers, investment professionals, 401(k) plans, banks or other financial institutions (intermediary orders). It is important to note that only direct orders provide same day settlement.



      To place direct orders, shareholders must open an account with the fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent). Shareholders may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You can not place direct orders through your Schwab account or through your account at another intermediary.



      You cannot place direct orders (both purchase and redemption) by mail and cannot pay for purchases by check. In addition, you must authorize the telephone redemption option in the account application (and such authorization must be accepted by the fund) prior to placing direct orders with the fund's sub-transfer agent. This is because direct orders to redeem shares can only be placed by telephone.



      The fund offers same day settlement on initial purchase orders that satisfy the following conditions which must occur in the order stated: (1) if you have not yet opened an account with the fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the fund's sub-transfer agent, at 1-781-796-2938, (2) you must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions, and (3) your wired funds must be received and accepted by the sub-transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier. The fund also offers same day settlement on certain additional purchases by wire. To receive same day settlement, you must call the sub-transfer agent at 1-800-407-0256 prior to the close of the fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) to place your order and to receive wire instructions. Your wired funds must be received and accepted by the subtransfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier.



      To protect you, the fund and its service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the fund's sub-transfer agent at 1-800-407-0256 for further details.



      As long as the fund, the sub-transfer agent or Schwab follows reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.



                         EXCHANGING SHARES OF THE FUNDS



Shares of any Schwab Funds, including any class of shares, may be sold and the shares of any other Schwab Funds or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement. Notwithstanding anything herein to the contrary, there are no exchange privileges for Schwab Value Advantage Money Fund(R) -- Institutional Prime Shares purchased directly from the fund.



The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.



                                PRICING OF SHARES



Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.



The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.



If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.



SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- INSTITUTIONAL PRIME SHARES ONLY:



      Orders that are placed through your Schwab account or through your account at another intermediary generally settle on the next business day. Intermediary orders to buy shares that are accepted no later than the close of the fund on a given day (generally 4 p.m. Eastern time) generally will receive the next business day's dividend. Intermediary orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.



      The fund also offers same-day settlement for certain orders to purchase Institutional Prime Shares placed directly with the fund's sub-transfer agent, as described in the section "Purchasing and Redeeming Shares of the Fund." Orders that satisfy these conditions will generally receive that business day's dividend.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.



                                    TAXATION



                      FEDERAL TAX INFORMATION FOR THE FUNDS



This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.



It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.



Each fund is treated as a separate entity for federal income tax purposes and is not combined with the trust's other funds. Each fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.



The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor or sub-adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a fund to satisfy the requirements for qualification as a RIC.

A fund's transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.



With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any interest payments on such obligations during that period. Because each fund distributes all of its net investment income to its shareholders, a fund may have to sell fund securities to distribute such imputed income which may occur at a time when the adviser would not have chosen to sell such securities and which may result in taxable gain or loss.



                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS



The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.



On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.



Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.



Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.



The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares.

If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earning on certain U.S. government agencies, such as Freddie Mac, Fannie Mae, or Sallie Mae.



A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.



Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.



The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sales of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.



Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that dividends with respect to a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007 are not subject to U.S. withholding tax if, subject to certain exceptions, such dividends qualify as interest-related dividends or as short-term capital gain dividends Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                  APPENDIX A -- RATINGS OF INVESTMENT SECURITIES



                                COMMERCIAL PAPER



                            MOODY'S INVESTORS SERVICE



Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.



                          STANDARD & POOR'S CORPORATION



An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.



                                   FITCH, INC.



F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.



              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS



                            MOODY'S INVESTORS SERVICE



Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.



                          STANDARD & POOR'S CORPORATION



An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

         APPENDIX B - DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES
                              AS OF APRIL 19, 2007

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Fund Administration, Legal, and Portfolio Management Departments, and chaired by CSIM's Vice President-Portfolio Operations & Analytics. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "Schwab Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Schwab Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Glass Lewis & Co. ("Glass Lewis"), as an additional expert in proxy voting, to assist CSIM in voting proxies of limited partnerships. Glass Lewis is an independent provider of global proxy research and voting recommendations.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

      Except under each of the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

      ISS's Proxy Procedures are not intended to cover proxies of limited partnerships ("LP Proxies"), and accordingly ISS does not provide analysis or voting recommendations for LP Proxies. To assist in its responsibility for voting LP Proxies, the Proxy Committee has received and reviewed Glass Lewis's written proxy policy guidelines ("Glass Lewis's Proxy Procedures") and has determined that Glass Lewis's Proxy Procedures are consistent with CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to Glass Lewis's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients. In general, the Proxy Committee or its designee will instruct ISS to vote an LP Proxy consistent with the recommendation provided by Glass Lewis in accordance with Glass Lewis's Proxy Procedures.

      For proxy issues, including LP Proxy issues, that are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS or Glass Lewis, as applicable. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

      With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the Schwab Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Schwab Funds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the Schwab Funds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.

      In addition to ISS not providing analyses or recommendations for LP Proxies, there may be other circumstances in which ISS does not provide an analysis or recommendation for voting a security's proxy. In that event, and when the following criteria are met, two members of the

Proxy Committee, including at least one representative from equity Portfolio Management, may decide how to vote such proxy in order to maximize the value of that particular holding. The following criteria must be met: (1) For each Fund that holds the security in its portfolio, the value of the security must represent less than one tenth of one cent in the Fund's NAV, and (2) the security's value must equal less than $50,000 in the aggregate across all of the Funds and separate accounts that hold this security. Any voting decision made under these circumstances will be reported to the Proxy Committee at its next scheduled meeting.

      Conflicts of Interest. Except as described above for proxies of mutual funds, where proxy issues present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures, or, in the case of LP Proxies, in accordance with Glass Lewis's recommendations as provided to ISS. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      o     proxy statements and ballots written in a foreign language;

      o     untimely and/or inadequate notice of shareholder meetings;

      o     restrictions of foreigner's ability to exercise votes;

      o     requirements to vote proxies in person;

      o the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;

      o requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

      Securities Lending Programs. Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security's voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund's securities on loan and vote such securities' proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such securities' proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

At scheduled meetings of the Proxy Committee, attendance by four members (or their respective designates) constitutes a quorum. Two members of the Committee may make voting decisions under the limited circumstances described above.

CONCISE SUMMARY OF ISS 2007 PROXY VOTING GUIDELINES:

Effective for Meetings on or after Feb. 1, 2007
Updated Dec. 15, 2006

1. AUDITORS

AUDITOR RATIFICATION

VoteFOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent,

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or

      -     Fees for non-audit services ("Other" fees) are excessive.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

      -     Composition of the board and key board committees;

      -     Attendance at board and committee meetings;

      -     Corporate governance provisions and takeover activity;

      -     Disclosures under Section 404 of Sarbanes-Oxley Act;

      -     Long-term company performance relative to a market and peer index;

      -     Extent of the director's investment in the company;

      -     Existence of related party transactions;

      -     Whether the chairman is also serving as CEO;

      -     Whether a retired CEO sits on the board;

      -     Number of outside boards at which a director serves;

      - Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

      -     Sit on more than six public company boards;

      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

      - The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

      - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

      - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

      - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

      - The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section "Performance Test for Directors".

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      - The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

      -     The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

      - The non - audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

      - A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

      - There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

      - There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

      - The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

      - The company fails to submit one-time transfers of stock options to a shareholder vote;

      - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

      -     The company has backdated options (see "Options Backdating" policy);

      - The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.


CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

      - Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a



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            presiding director, vice chairman, or rotating lead director;
            however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

            - Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

            - Serving as liaison between the chairman and the independent directors,

            -     Approving information sent to the board,

            -     Approving meeting agendas for the board,

            - Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

            - Having the authority to call meetings of the independent directors,

            - If requested by major shareholders, ensuring that he is available for consultation and direct communication;

      -     Two-thirds independent board;

      -     All-independent key committees;

      -     Established governance guidelines;

      -     The company does not under-perform its peers*.

*Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the Executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, on industry peers, and index).

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      - Long-term financial performance of the target company relative to its industry;

      -     Management's track record;

      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);

      - Strategic plan of dissident slate and quality of critique against management;

      - Likelihood that the proposed goals and objectives can be achieved (both slates);

      -     Stock ownership positions.



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REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. TAKEOVER DEFENSES

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

      -     Shareholders have approved the adoption of the plan; or

      - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      -     No lower than a 20% trigger, flip-in or flip-over;

      -     A term of no more than three years;

      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.


SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      - Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      - Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. STATE OF INCORPORATION

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

7. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), vote on a CASE-BY-CASE basis. In this situation, vote FOR the increase based on the company's performance, and whether the company's ongoing use of shares has shown prudence.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


8. EXECUTIVE AND DIRECTOR COMPENSATION

POOR PAY PRACTICES

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

      - Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

      - Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

      - Huge bonus payouts without justifiable performance linkage or proper disclosure;

      - Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

      - Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

      - New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);

      - Excessive severance provisions (e.g., including excessive change in control payments);

      - Change in control payouts without loss of job or substantial diminution of job duties;

      -     Internal pay disparity;

      -     Options backdating (covered in a separate policy); and



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EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

      -     The total cost of the company's equity plans is unreasonable;

      - The plan expressly permits the repricing of stock options without prior shareholder approval;

      -     There is a disconnect between CEO pay and the company's performance;

      - The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

      -     The plan is a vehicle for poor pay practices.

DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:

      - Director stock ownership guidelines with a minimum of three times the annual cash retainer.

      -     Vesting schedule or mandatory holding/deferral period:

            - A minimum vesting of three years for stock options or restricted stock; or

            - Deferred stock payable at the end of a three-year deferral period.

      -     Mix between cash and equity:

            - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

            - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

      - No retirement/benefits and perquisites provided to non-employee directors; and

      - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85% of fair market value;

      -     Offering period is 27 months or less; and

      - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

      - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

      - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

      - Company matching contribution up to 25% of employee's contribution, which is effectively a discount of 20% from market value;

      - No discount on the stock price on the date of purchase, since there is a company matching contribution.

OPTIONS BACKDATING

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

      - Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      -     Length of time of options backdating;

      -     Size of restatement due to options backdating;

      - Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

      - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

      -     The triggering mechanism should be beyond the control of management;

      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

      - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

9. CORPORATE RESPONSIBILITY

ANIMAL RIGHTS

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

      - The company is conducting animal testing programs that are unnecessary or not required by regulation;

      - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

      - The company has been the subject of recent, significant controversy related to its testing programs.

DRUG PRICING AND RE-IMPORTATION

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

      -     The existing level of disclosure on pricing policies;

      -     Deviation from established industry pricing norms;

      - The company's existing initiatives to provide its products to needy consumers;

      - Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

TOBACCO

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

TOXIC CHEMICALS

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

      - New legislation is adopted allowing development and drilling in the ANWR region;

      -     The company intends to pursue operations in the ANWR; and

      - The company has not disclosed an environmental risk report for its ANWR operations.

CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:

      - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

      -     The company does not directly source from CAFOs.

GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

      -     The company does not maintain operations in Kyoto signatory markets;

      - The company already evaluates and substantially discloses such information; or,

      - Greenhouse gas emissions do not significantly impact the company's core businesses.

POLITICAL CONTRIBUTIONS

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

OUTSOURCING/OFF-SHORING

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

VoteCASE-BY-CASE on conversion proposals, considering the following factors:

      -     Past performance as a closed-end fund;

      -     Market in which the fund invests;

      -     Measures taken by the board to address the discount; and

      - Past shareholder activism, board activity, and votes on related proposals.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

GLASS LEWIS SUMMARY PROXY RESEARCH GUIDELINES:

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically possess a minimum of 2/3rds independence, a record of positive performance and directors with a breadth and depth of experience.

Any issues that arise with regards to the board of directors not addressed here will be evaluated and voted on a case-by-case basis.

Board Composition

We look at each individual on the board and examine his or her relationships with the company, the company's executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships (apart from compensation as a director) are likely to impact the decisions of that board member.

We vote in favor of governance structures that will drive performance and create shareholder value. The most crucial test of a board's commitment to the company and to its shareholders lies in the actions of the board and its members. The performance of directors in their capacity as board members and executives of the company and in their roles at other companies where they may have served is of the utmost importance.

We will typically vote in favor of a board composed of a minimum of 2/3rds independent directors. Further, we believe that only independent directors should serve on a company's audit, compensation, nominating and governance committees and will support boards with such a make-up and encourage change where this is not the case.

When chairmen and lead directors are deemed "independent" their independence should be indisputable or the company should not tout them as such.

We believe a director is independent if she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the three (3) years prior to the inquiry are usually considered to be "current" for purposes of this test. In the case of former employees, we apply a five (5) year look-back.

In our view, a director is affiliated if she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 20% or more of the company's voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will withhold from directors for the following reasons:

            1. A director who attends less than 75% of the board and applicable committee meetings.

            2. A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).

            3. A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

We also feel that the following conflicts of interest may hinder a director's performance:

            1.    CFO who presently sits on the board.

            2.    Director who presently sits on an excessive number of boards

            3. Director, or a director who has an immediate family member, who provides material professional services to the company at any time during the past three years

            4. Director, or a director who has an immediate family member, who engages in airplane, real estate or other similar deals, including perquisite type grants from the company

            5.    Interlocking directorships.

All key committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders.

Audit committee members:

Audit committee members should be mindful of fees paid to the independent auditor and the services underlying those fees. It is the duty of the audit committee to oversee the company's independent auditor, its internal controls and the filing of the company's financial statements. Further, we believe shareholders are best served when the company allows for shareholder ratification of the independent auditor at each annual meeting.

Compensation committee members:

The members of the compensation committee have the responsibility of overseeing the compensation packages awarded to the company's executives. To successfully fulfill their duty to shareholders, executive compensation should be in line with company performance.

Governance committee members:

Governance committee members should be independent. Their focus should be on implementing good corporate governance policies such as an independent chairman, or an independent lead/presiding director to endure proper oversight when the chairman is an insider or affiliate. The governance committee should focus on listening to shareholders and therefore we will oppose any members if they fail to implement a majority approved shareholder proposal with a direct and substantial impact on shareholders and their rights.

Nominating committee members:

Nominating committee members should be independent and should fulfill their duty to shareholders by meeting to nominate new directors and taking caution not to
(re)nominate a director who should not sit on the board due to independence or other issues.

Separation of the roles of Chairman and CEO

Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.

We view an independent chairman as better able to oversee the executives of the Company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.

We do not withhold votes from CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.

In the absence of an independent chairman, we support the existence of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.

Declassified Boards

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe that staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel that the annual election of directors encourages board members to focus on the interests of shareholders.

Mandatory Director Retirement Provisions

Director Term Limits

Glass Lewis believes that term limits can be in the best interests of shareholders when they are of the appropriate length. The experience of directors through their service over time can be a valuable asset to shareholders. However, periodic director rotation is needed to ensure a fresh perspective in the board room and the generation of new ideas and business strategies; therefore we may support term limits that are set at not less than 10 years.

Director Age Limits

Glass Lewis believes that age limits are not in the best interests of shareholders. The experience of directors through their service over time can be a valuable asset to shareholders. Age limits unfairly imply that older directors cannot contribute to the oversight of a company.

Auditor Ratification

The role of the auditor is crucial in protecting shareholder value. Glass Lewis generally supports management's recommendation regarding the selection of an auditor. Only in the following circumstances will we consider voting against:

            1.    The auditor has a conflict of interest

            2.    Non-audit fees exceed audit fees

            3.    Recent restatements involving auditor errors


Auditor Rotation

We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Reporting Contributions and Political Spending

The area of campaign contributions is heavily regulated by federal, state and local laws. Most jurisdictions around the country have detailed disclosure laws and information on contributions is readily available to the public. Accordingly, although Glass Lewis believes that disclosure regarding how a company uses its funds is an important component of corporate accountability, other than in exceptional circumstances, we believe that the mechanism for disclosure and the standards for giving are best left to the board.

Equity Based Compensation Plans

Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.

We evaluate option plans based on ten overarching principles:

1.    Companies should seek more shares only when they need them.

2. Plans should be small enough that companies need approval every three to four years (or less) from shareholders.

3. If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

4.    Annual net share count and voting power dilution should be limited.

5. Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

6. The expected annual cost of the plan should be proportional to the value of the business.

7. The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

8. Plans should deliver value on a per-employee basis when compared with programs at peer companies.

9.    Plans should not permit re-pricing of stock options.

10. Plans should not contain excessively liberal administrative or payment terms.

Performance Based Options

We generally recommend that shareholders vote in favor of performance based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.

Linking Pay with Performance

Executive compensation should be linked directly with the performance of the business the executive is charged with managing.

162(m) Plans

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon shareholder approval of the excess compensation. Given the shareholder approval requirement of section 162(m), we believe that companies must provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed plan. We will support the plan if the proposal includes: specific performance goals; a maximum award pool; and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the Company's peers.

Director Compensation Plans

Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include option grants or other equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. However, excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

Limits on Executive Compensation

Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board's compensation committee. We feel the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for us to express our disapproval or support of board policy on this issue.

Limits on Executive Stock Options

We favor the grant of options to executives. Options are a very important component of compensation packages to attract and retain experienced executives and other key employees. Tying a portion of an executive's compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically recommend voting against caps on executive stock options.

Linking Pay to Social Criteria

Proposals linking pay to social criteria will be evaluated on a case-by-case basis. Glass Lewis believes that ethical behavior is an important component of executive performance and should be taken into account when evaluating performance and determining compensation. However, generally the board and specifically its compensation committee are in the best position to set policy on management compensation.

Full Disclosure of Executive Compensation

While we favor full disclosure for senior executives, we do not believe that shareholders will benefit from detailed reports about management employees other than the most senior. Disclosure of information regarding compensation is necessary to allow us to evaluate the extent to which a company's pay is keeping pace with its performance. However, it is rarely in shareholders' best interests to give away competitive data about salaries at the individual level, which information is not otherwise available. This sort of disclosure requirement could create internal personnel issues that would be counterproductive for the company and its shareholders.

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in shareholders' best interests. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. We believe that shareholders should be allowed to vote on whether or not they support such a plan's implementation. It is also an issue in which the interests of management may be very different from those of shareholders and therefore ensuring they have a voice is the only way to safeguard their interests. Therefore, Glass Lewis typically recommends voting against these plans to protect shareholders' financial interests and ensure that they have the opportunity to consider any offer for their shares, especially those at a premium.

Right of Shareholders to Call a Special Meeting

Glass Lewis will recommend voting in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting. A lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners.

Shareholder Action by Written Consent

Glass Lewis will recommend voting in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent. A lower threshold may leave companies subject to meetings whose effect might be the disruption of normal business operations in order to focus on the interests of only a small minority of owners.

Authorized Shares

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:

1.    Stock split

2.    Shareholder defenses

3.    Financing for acquisitions

4.    Financing for operations

Unless we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend for the authorization of additional shares.

Advance Notice Requirements for Shareholder Ballot Proposals

Glass Lewis believes it is in shareholders' best interests to have the opportunity to review and vote on all proposals and director nominees that arise. As owners of the business, shareholders are capable of identifying those issues where there is sufficient information and ignoring those where there is not. Setting arbitrary notice restrictions simply limits the opportunity to raise issues that may come up after the arbitrary window closes until the following year's annual meeting.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. These proposals typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders. Accordingly, we generally do not favor these proposals.

Voting Structure

Cumulative Voting

Glass Lewis will generally recommend voting for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting can play an especially important role where a board is controlled mainly by insiders or affiliates and where the company's ownership structure includes one or more very large shareholders that typically control a majority-voting block of the company's stock. In those situations, we believe smaller shareholders need the protections of cumulative voting to ensure their voice is heard. Cumulative voting generally operates as a safeguard by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board. This allows the creation of boards that are broadly responsive to the interests of all shareholders rather than simply to a small group of large holders.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit our voice in making decisions on such crucial matters as selling the business.

Majority Voting

Glass Lewis will generally vote in favor of proposals seeking to require a majority vote for the election of directors. Many companies use a plurality voting standard which ensures the election of a director with as little as one vote. We feel that directors should only serve on a board with the support of a majority of shareholders. Requiring a majority vote to elect directors would allow shareholders to exert meaningful input into determining board representation and we feel would serve as a minimal, non-disruptive safeguard of shareholder rights.

Transaction of Other Business at an Annual or Special Meeting of Shareholders

Glass Lewis believes that shareholders should have a say in all matters up for a vote. Therefore, we recommend that shareholders typically not give their proxy to management to vote on any other business items that may properly come before the annual meeting. In our opinion, granting unfettered discretion is unwise.

Shareholder Initiatives

Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company. In our opinion, shareholders should use their influence to push for governance structures that protect them, including actual director elections and put in place a board they can trust to make informed and careful decisions that are in the best interests of the business and its owners.

Labor Practices

Glass Lewis believes decisions regarding labor policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine appropriate practices in the context of its business.

Non-Discrimination Policies

We believe decisions regarding human resource policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine which policies will promote the interests of the firm across its various businesses.

Military and US Government Business Policies

Disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for approval of policy statements for or against government programs that are subject to thorough review by the Federal Government and elected officials at the national level.

Foreign Government Business Policies

Glass Lewis believes worldwide business policies are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. We believe that board members can be held accountable for these issues when they face re-election.

Environmental Policies

Management of the environmental risks associated with business operations are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Board members can be held accountable on these issues when they face re-election. Management is in the best position to determine what policies are best in the context of its business, particularly given the significant amount of regulation and reporting already required by various government agencies on these topics.

less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.



Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:



      -     No lower than a 20% trigger, flip-in or flip-over;



      -     A term of no more than three years;



      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;



      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote.



Vote FOR proposals to lower supermajority vote requirements.



5. MERGERS AND CORPORATE RESTRUCTURINGS



For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:



      - Valuation -- Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.



      - Market reaction -- How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.



      - Strategic rationale -- Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.



      - Negotiations and process -- Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.



      - Conflicts of interest -- Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.



      - Governance -- Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.



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6. STATE OF INCORPORATION



REINCORPORATION PROPOSALS



Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.



7. CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.



In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), vote on a CASE-BY-CASE basis. In this situation, vote FOR the increase based on the company's performance, and whether the company's ongoing use of shares has shown prudence.



ISSUE STOCK FOR USE WITH RIGHTS PLAN



Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).



PREFERRED STOCK



Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.



8. EXECUTIVE AND DIRECTOR COMPENSATION



POOR PAY PRACTICES



WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:



      - Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);



      - Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);



      - Huge bonus payouts without justifiable performance linkage or proper disclosure;



      - Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);



      - Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);



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


      - New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);



      - Excessive severance provisions (e.g., including excessive change in control payments);



      - Change in control payouts without loss of job or substantial diminution of job duties;



      -     Internal pay disparity;



      -     Options backdating (covered in a separate policy); and



EQUITY COMPENSATION PLANS



Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:



      -     The total cost of the company's equity plans is unreasonable;



      - The plan expressly permits the repricing of stock options without prior shareholder approval;



      -     There is a disconnect between CEO pay and the company's performance;



      - The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or



      -     The plan is a vehicle for poor pay practices.



DIRECTOR COMPENSATION



Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.



On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:



      - Director stock ownership guidelines with a minimum of three times the annual cash retainer.



      -     Vesting schedule or mandatory holding/deferral period:



            - A minimum vesting of three years for stock options or restricted stock; or



            - Deferred stock payable at the end of a three-year deferral period.



      -     Mix between cash and equity:



            - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or



            - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.



      - No retirement/benefits and perquisites provided to non-employee directors; and



      - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.



EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS



Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:



      -     Purchase price is at least 85% of fair market value;



      -     Offering period is 27 months or less; and



      - The number of shares allocated to the plan is ten percent or less of the outstanding shares.



EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS



Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:



      - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

      - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;



      - Company matching contribution up to 25% of employee's contribution, which is effectively a discount of 20% from market value;



      - No discount on the stock price on the date of purchase, since there is a company matching contribution.



OPTIONS BACKDATING



In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:



      - Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;



      -     Length of time of options backdating;



      -     Size of restatement due to options backdating;



      - Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;



      - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.



SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES



Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:



      -     The triggering mechanism should be beyond the control of management;



      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;



      - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.



9. CORPORATE RESPONSIBILITY



ANIMAL RIGHTS



Generally vote AGAINST proposals to phase out the use of animals in product testing unless:



      - The company is conducting animal testing programs that are unnecessary or not required by regulation;



      - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;



      - The company has been the subject of recent, significant controversy related to its testing programs.



DRUG PRICING AND RE-IMPORTATION



Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:



      -     The existing level of disclosure on pricing policies;

      -     Deviation from established industry pricing norms;



      - The company's existing initiatives to provide its products to needy consumers;



      - Whether the proposal focuses on specific products or geographic regions.



Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.



GENETICALLY MODIFIED FOODS



Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.



GENETICALLY MODIFIED FOODS



Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.



TOBACCO



Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.



TOXIC CHEMICALS



Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.



Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.



ARCTIC NATIONAL WILDLIFE REFUGE



Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:



      - New legislation is adopted allowing development and drilling in the ANWR region;



      -     The company intends to pursue operations in the ANWR; and



      - The company has not disclosed an environmental risk report for its ANWR operations.



CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)



Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:



      - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or



      -     The company does not directly source from CAFOs.



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


GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE



Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.



Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:



      -     The company does not maintain operations in Kyoto signatory markets;



      - The company already evaluates and substantially discloses such information; or,



      - Greenhouse gas emissions do not significantly impact the company's core businesses.



POLITICAL CONTRIBUTIONS



Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.



LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE



Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.



OUTSOURCING/OFF-SHORING



Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.



COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS



Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.




10. MUTUAL FUND PROXIES



ELECTION OF DIRECTORS



Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.



CONVERTING CLOSED-END FUND TO OPEN-END FUND



Vote CASE-BY-CASE on conversion proposals, considering the following factors:



      -     Past performance as a closed-end fund;



      -     Market in which the fund invests;



      -     Measures taken by the board to address the discount; and



      - Past shareholder activism, board activity, and votes on related proposals.



ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT



Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.



REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED



Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23. Exhibits.





     (a)  Articles of         Amended and Restated Agreement and Declaration
          Incorporation       of Trust, dated May 9, 1995, is incorporated by
                              reference to Exhibit (1), File No. 811-5954 of
                              Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A, was electronically filed on February 14, 1998.


    (b)  By-laws             Amended and Restated By-Laws, dated as of
                             November 16, 2004, is incorporated by reference to Exhibit (b), File No. 811-5954 of
                             Post-Effective Amendment No. 58 to Registrant's
                             Registration Statement on Form N-1A, was electronically filed on April 28, 2005.



    (c)  Instruments         (i)     Article III, Sections 4 and 5; Article IV,
         Defining Rights             Section 1; Article V; Article VI,
         of Shareholders             Section 2; Article VIII, Section 4; and
                                     Article IX, Sections 1, 4 and 7 of the
                                     Agreement and Declaration of Trust, dated as of May 9, 1995, is incorporated by reference to Exhibit (1), File No. 811-5954 of Post-Effective Amendment No. 33 to
                                     Registrant's Registration Statement on Form
                                     N-1A, was electronically filed on
                                     February 14, 1998.






                             (ii) Article 9 and Article 11 of the Amended and Restated By-Laws, dated as of November 16, 2004, is incorporated by reference to Exhibit (b), File No. 811-5954 of Post-Effective Amendment
                                     No. 58 to Registrant's Registration
                                     Statement on Form N-1A, was electronically filed on April 28, 2005.



    (d)  Investment          (i)     Investment Advisory and Administration
         Advisory                    Agreement between Registrant and Charles
         Contracts                   Schwab Investment Management, Inc. (the
                                     "Investment Adviser") with respect to
                                     Schwab Money Market Fund, Schwab Government
                                     Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is electronically filed herewith as Exhibit (d)(i), File
                                     No. 811-5954.



                             (ii) Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is electronically filed herewith as Exhibit (d)(ii), File No. 811-5954.

                             (iii) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit
                                     (5)(d), File No. 811-5954 of Post-Effective
                                     Amendment No. 27 to Registrant's
                                     Registration Statement on Form N-1A, was electronically filed on April 30, 1997.



                             (iv) Schedule A, dated as of July 9, 2004, to the Investment Advisory and
                                     Administration Agreement between
                                     Registrant and the Investment Adviser
                                     dated June 15, 1994, is incorporated by
                                     reference to Exhibit (d)(iv), File No.
                                     811-5954 of Post-Effective Amendment No.
                                     55 to Registrant's Registration
                                     Statement on Form N-1A, was
                                     electronically filed on July 8, 2004.



                             (v) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is electronically filed herewith as Exhibit (d)(v), File No. 811-5954.



                             (vi) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, is electronically filed herewith as Exhibit (d)(vi), File No. 811-5954.












                             (vii) Schedule D, dated as of January 1, 2007, to the Investment Advisory and Administration Agreement between
                                     Registrant and the Investment Adviser,
                                     dated June 15, 1994, is electronically
                                     filed herewith as Exhibit (d)(vii), File
                                     No. 811-5954.



                             (viii) Letter of Agreement between Registrant, Investment Adviser and Charles Schwab & Co. Inc., ("Schwab"), dated April 20, 2007, is electronically filed herewith as Exhibit (d)(viii), File No. 811-5954.



                             (ix) Letter of Agreement between Registrant, on behalf of the "Schwab Taxable Money Funds Group", and the Investment Adviser and Schwab, dated December 29, 2006, is electronically filed herewith as Exhibit
                                     (d)(ix), File No. 811-5954.



                             (x) Letter of Agreement between Registrant, on behalf of the "Schwab Tax-Free Money Funds Group," and the Investment Adviser and Schwab, dated December 29, 2006, is electronically filed herewith as Exhibit
                                     (d)(x), File No. 811-5954.

    (e)  Underwriting        (i)     Distribution Agreement between
         Contracts                   Registrant and Charles Schwab & Co.,
                                     Inc. ("Schwab"), dated June 15, 1994, is incorporated herein by reference to
                                     Exhibit (6)(a), File No. 811-5954 of
                                     Post-Effective Amendment No. 33 to
                                     Registrant's Registration Statement on
                                     Form N-1A, was electronically filed on
                                     February 14, 1998.

                             (ii) Schedule A, dated as of July 9, 2004, to the Distribution Agreement between Registrant and Schwab, dated June 15, 1994, is incorporated herein by reference to Exhibit (e)(ii), File No. 811-5954, Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.


    (f)  Bonus or Profit             Inapplicable.
         Sharing
         Contracts


    (g)  Custodian           (i)     Master Accounting Services Agreement
         Agreements                  between Registrant and State Street Bank
                                     and Trust Company dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix), File No. 811-5954,
                                     Post-Effective Amendment No. 59 to
                                     Registrant's Registration Statement on
                                     Form N-1A, was electronically filed on
                                     April 28, 2006.



                             (ii) Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-5954, Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 28, 2006.



                             (iii)   Amended and Restated Foreign Custody
                                     Agreement between Registrant and PFPC
                                     Trust Company, dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(iii), File No. 811-5954 of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.









                             (iv)    Amended and Restated Transfer Agency
                                     Agreement and Schedule B between
                                     Registrant and Schwab dated June 5,
                                     1995, is incorporated herein by
                                     reference to Exhibit (8)(e), File No.
                                     811-5954 of Post-Effective Amendment No.
                                     33 to Registrant's Registration
                                     Statement on Form N-1A, was
                                     electronically filed February 14, 1998.

                             (v) Schedule A, dated as of January 1, 2007, and Schedule C, dated as of January 1, 2007, to the Amended and Restated Transfer Agency Agreement, dated June 5, 1995, is electronically filed herewith as Exhibit (g)(v), File No. 811-5954.



                             (vi) Shareholder Service Agreement between Registrant and Schwab, dated May 1, 1993, is incorporated herein by reference to Exhibit (8)(h), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                             (vii) Schedule B to the Shareholder Service Agreement between Registrant and Schwab referred to above, is incorporated herein by reference to Exhibit (8)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                             (viii)  Schedules A and C to the Shareholder
                                     Service Agreement between Registrant and
                                     Schwab dated October 11, 2006, is
                                     incorporated herein by reference to
                                     Exhibit (g)(x), File No. 811-5954 of
                                     Post-Effective Amendment No. 64 to
                                     Registrant's Registration Statement on
                                     Form N-1A, was electronically filed on
                                     October 30, 2006.


    (h)  Other                       Inapplicable.
         Material
         Contracts


    (i)  Legal                       Opinion of Counsel is electronically filed
         Opinion                     herewith as Exhibit (i), File No. 811-5954.



    (j)  Other                       Independent Registered Public Accounting
         Opinion                     Firm's Consent is electronically filed
                                     herewith as Exhibit (j), File No. 811-5954.


    (k)  Omitted                     Inapplicable.
         Financial
         Statements

    (l)  Initial Capital     (i)     Purchase Agreement between Registrant
         Agreements                  and Schwab relating to the Schwab U.S.
                                     Treasury Money Fund is incorporated
                                     herein by reference to Exhibit (13)(a),
                                     File No. 811-5954 of Post-Effective
                                     Amendment No. 33 to Registrant's
                                     Registration Statement on Form N-1A, was electronically filed on February 14,
                                     1998.

                             (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated herein by reference to Exhibit (13)(c), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (v) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(e), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.





                             (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                             (x) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated herein by reference to Exhibit (13)(k), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.



                             (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund -- Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954 of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.



                             (xii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund -- Select Shares(R) is incorporated herein by reference to Exhibit (l)(xiii), File No. 811-5954 of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A was electronically filed on February 24, 2003.



                             (xiii) Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts Municipal Money Fund is incorporated herein by reference to Exhibit (l)(xiv), File No. 811-5954 of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, was electronically filed on May 8, 2003.



                             (xiv) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund -- Institutional Shares and Select Shares is incorporated herein by reference to Exhibit (l)(xv), File No. 811-5954 of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 2004.

                             (xv) Purchase Agreement between Registrant and Schwab relating to the Schwab Cash Reserves -- Sweep Shares and Schwab Advisor Cash Reserves -- Sweep Shares and Premier Sweep Shares is incorporated herein by reference to Exhibit (l)(xvi), File No. 811-5954 of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A, was electronically filed on July 8, 2004.



    (m)  Rule 12-b1                  Inapplicable.
         Plan



    (n)  Rule 18f-3          (i)     Amended and Restated Multiple Class
         Plan                        Plan, dated May 24, 2006, is
                                     incorporated herein by reference to
                                     Exhibit (o)(i), File No. 811-5954 of
                                     Post-Effective Amendment No. 63 to
                                     Registrant's Registration Statement on
                                     Form N-1A, was electronically filed on
                                     September 27, 2006.



                             (ii) Schedule A of the Amended and Restated Multiple Class Plan dated October 9, 2006 is incorporated herein by reference to Exhibit (o)(ii), File No. 811-5954 of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A, was electronically filed on October 30, 2006.



    (o)  Reserved



    (p)  Code of             (i)     Code of Ethics adopted by Registrant,
         Ethics                      Charles Schwab Investment Management
                                     Inc. and Charles Schwab & Co. Inc.,
                                     dated January 5, 2006 is incorporated
                                     herein by reference to Exhibit (q), File
                                     No. 811-5954, Post-Effective Amendment
                                     No. 59 to Registrant's Registration
                                     Statement on Form N-1A, was
                                     electronically filed on April 28, 2006.



    (q)  Power of            (i)     Power of Attorney executed by Mariann
         Attorney                    Byerwalter, September 4, 2002, is
                                     incorporated herein by reference to
                                     Exhibit (p)(i), File No. 811-5954 of
                                     Post-Effective Amendment No. 46, to
                                     Registrant's Registration Statement on
                                     Form N-1A, was electronically filed on
                                     November 15, 2002.


                             (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (iii) Power of Attorney executed by Donald F. Dorward, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (iv) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (v) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (vi) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (vii) Power of Attorney executed by Gerald B. Smith, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (viii) Power of Attorney executed by Charles R. Schwab, September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (ix) Power of Attorney executed by Randall W. Merk, May 24, 2005, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-5954 of Post-Effective Amendment No. 59, to Registrant's Registration Statement on Form N-1A, was electronically filed on April 28, 2006.





Item 24. Persons Controlled by or under Common Control with Registrant.


Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Adviser; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager


Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Insurance Trust and an investment adviser to certain non-investment company clients.


The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                Name of Company                                  Capacity
------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,             Charles Schwab & Co., Inc.                       Chairman
Trustee and Chairman
                               The Charles Schwab Bank, N.A.                    Chairman, Director

                               The Charles Schwab Corporation                   Chairman, Chief Executive Officer

Name and Position
with Registrant                Name of Company                                  Capacity
------------------------------------------------------------------------------------------------------------------
                               Charles Schwab Investment Management, Inc.       Chairman

                               Schwab Holdings, Inc.                            Chief Executive Officer

                               Schwab International Holdings, Inc.              Chairman and Chief Executive Officer

                               Schwab (SIS) Holdings, Inc. I                    Chairman and Chief Executive Officer

                               Charles Schwab Holdings (UK)                     Chairman

                               United States Trust Company of New York          Chairman, Director

                               U.S. Trust Company                               Chairman, Director

                               U.S. Trust Corporation                           Chairman, Director

                               All Kinds of Minds                               Director

                               Charles and Helen Schwab Foundation              Director

                               Stanford University                              Trustee

                               The Gap, Inc.                                    Director until May 2004

Robert Almeida                 Charles Schwab & Co., Inc.                       Executive Vice President,
                                                                                Internal Audit

                               The Charles Schwab Bank, N.A.                    Director

John Clendening                Charles Schwab & Co., Inc.                       Executive Vice President and
                                                                                President of Independent
                                                                                Investor Business/IIE Marketing

Christopher V. Dodds           Charles Schwab & Co., Inc.                       Executive Vice President and
                                                                                Chief Financial Officer

Carrie Dwyer                   Charles Schwab & Co., Inc.                       Executive Vice President --
                                                                                Corporate Oversight and
                                                                                Corporate Secretary

Bryce Lensing                  Charles Schwab & Co. Inc.                        Executive Vice President, Risk
                                                                                Management

Name and Position
with Registrant                Name of Company                                  Capacity
------------------------------------------------------------------------------------------------------------------
Randall W. Merk                Charles Schwab & Co., Inc.                       Executive Vice President and
Trustee                                                                         President, AMPS Enterprise.
                                                                                From September 2002 to July
                                                                                2004, Mr. Merk was President &
                                                                                CEO of CSIM.

                               Laudus Trust                                     Trustee
                               Laudus Variable Insurance Trust

                               Excelsior Funds Inc.                             Trustee
                               Excelsior Tax-Exempt Funds, Inc.
                               Excelsior Funds Trust

                               Charles Schwab Worldwide Funds, PLC              Director

                               Charles Schwab Asset Management (Ireland)        Director
                               Limited

Jan Hier-King                  Charles Schwab & Co., Inc.                       Executive Vice President --
                                                                                Human Resources

Deborah McWhinney              Charles Schwab & Co., Inc.                       Executive Vice President and
                                                                                President, Schwab
                                                                                Institutional.

Gideon Sasson                  Charles Schwab & Co., Inc.                       Executive Vice President, Chief
                                                                                Information Officer

Becky Saeger                   Charles Schwab & Co., Inc.                       Executive Vice President, Chief
                                                                                Marketing Officer

Maurisa Sommerfield            Charles Schwab & Co., Inc.                       Executive Vice President --
                                                                                Schwab Operations

Evelyn S. Dilsaver,            Charles Schwab Investment Management, Inc.       Director, President and Chief
President and Chief                                                             Executive Officer
Executive Officer
                               Charles Schwab & Co. Inc.                        Executive Vice President.

                               Laudus Trust and Laudus Variable Insurance       President and Chief Executive
                               Trust                                            Officer

                               Excelsior Funds Inc.                             President
                               Excelsior Tax-Exempt Funds, Inc.
                               Excelsior Funds Trust

                               Mutual Fund Division, UST Advisers, Inc.         President

Koji E. Felton,                Charles Schwab Investment Management, Inc.       Senior Vice President, Chief
Chief Legal Officer and                                                         Counsel and Corporate Secretary
Secretary

Name and Position
with Registrant                Name of Company                                  Capacity
------------------------------------------------------------------------------------------------------------------
                               Charles Schwab & Co., Inc.                       Senior Vice President, Deputy
                                                                                General Counsel

                               Laudus Trust                                     Chief Legal Officer
                               Laudus Variable Insurance Trust

                               Excelsior Funds Inc.                             Chief Legal Officer and Secretary
                               Excelsior Tax-Exempt Funds, Inc.
                               Excelsior Funds Trust

Randall Fillmore,              Charles Schwab Investment Management, Inc.       Senior Vice President and Chief
Chief Compliance Officer                                                        Compliance Officer

                               Charles Schwab & Co., Inc.                       Senior Vice President

                               Laudus Trust and Laudus Variable Insurance       Chief Compliance Officer
                               Trust

                               Excelsior Funds Inc.                             Chief Compliance Officer
                               Excelsior Tax-Exempt Funds, Inc.
                               Excelsior Funds Trust

Kimon P. Daifotis,             Charles Schwab Investment Management, Inc.       Senior Vice President and Chief
Senior Vice President and                                                       Investment Officer, Fixed Income
Chief Investment Officer

Jeffrey M. Mortimer,           Charles Schwab Investment Management, Inc.       Senior Vice President and Chief
Senior Vice President and                                                       Investment Officer, Equities
Chief Investment Officer
                               Laudus Trust                                     Vice President and Chief
                               Laudus Variable Insurance Trust                  Investment Officer

George Pereira,                Charles Schwab Investment Management, Inc.       Senior Vice President and Chief
Treasurer and Principal                                                         Financial Officer
Financial Officer

                               Laudus Trust                                     Chief Financial Officer
                               Laudus Variable Insurance Trust

                               Excelsior Funds Inc.                             Chief Financial Officer and
                               Excelsior Tax-Exempt Funds, Inc.                 Chief Accounting Officer
                               Excelsior Funds Trust

                               Mutual Fund Division, UST Advisers, Inc.         Chief Financial Officer

                               Charles Schwab Worldwide Funds, PLC              Director

                               Charles Schwab Asset Management (Ireland)        Director
                               Limited

Item 27. Principal Underwriters.


         (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.


         (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

         (c) Not applicable.

Item 28. Location of Accounts and Records.


All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; or Registrant's Custodian and Registrant's Fund
Accountants: State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (ledgers, receipts and brokerage orders);


Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 65 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 25th day of April, 2007.

                                    THE CHARLES SCHWAB FAMILY OF FUNDS
                                    Registrant

                                    Charles R. Schwab*
                                    --------------------------------------
                                    Charles R. Schwab, Chairman and Trustee


         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 25th day of April, 2007.

Signature                              Title
---------                              -----
Charles R. Schwab*                     Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                       President and Chief Executive Officer
-----------------
Evelyn Dilsaver

Randall W. Merk*                       Trustee
----------------
Randall W. Merk

Mariann Byerwalter*                    Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
------------------
Donald F. Dorward

William A. Hasler*                     Trustee
------------------
William A. Hasler

Robert G. Holmes*                      Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

George Pereira*                        Treasurer and Principal Financial Officer
---------------
George Pereira


*By:     /s/ Timothy W. Levin
         -----------------------------------
         Timothy W. Levin, Attorney-in-Fact
         Pursuant to Power of Attorney

                                  EXHIBIT INDEX


EXH. NO.       DOCUMENT
--------       --------
(d)(i)         Investment Advisory and Administration Agreement
(d)(ii)        Amendment to the Investment Advisory and Administration Agreement
(d)(v)         Schedule B -- Investment Advisory and Administration Agreement
(d)(vi)        Schedule C -- Investment Advisory and Administration Agreement
(d)(vii)       Schedule D -- Investment Advisory and Administration Agreement
(d)(viii)      Letter Agreement between Registrant and Investment Adviser
(d)(ix)        Letter Agreement between Registrant, on behalf of the Schwab
               Taxable Money Funds Group, and the Investment Adviser
(d)(x)         Letter Agreement between Registrant, on behalf of the Schwab
               Tax-Free Money Funds Group, and the Investment Adviser
(g)(v)         Schedule A and Schedule C to the Amended and Restated Transfer
               Agency Agreement
(i)            Opinion of Counsel
(j)            Independent Registered Public Accounting Firm's Consent